UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/11

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

Osage R.
Arkansas R
Ft. Gibson
Canadian

commerce funds

Annual Report

October 31, 2011

commerce funds™

The Commerce Funds

commerce funds

Annual Report

October 31, 2011

commerce funds

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios — each targeting a specific investment goal — we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward The Commerce Funds

MidCap Growth Growth Value Kansas Tax-Free Bond Intermediate

Risk Intermediate Missouri Tax-Free Bond Return Potential Intermediate National Tax-Free Bond Bond

Short-Term Government

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2011 and is audited, except where noted. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2011.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: Initially the Fund performed in-line with its Index but by mid-year the performance began to decline as investors retrenched in light of a global economic slowdown. For the year ended October 31, 2011 the Fund posted a return of 3.84%, underperforming the return of 9.92% for the Russell 1000 Growth Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Over the last year the Fund was positioned for continued world growth and the portfolio was tilted toward slightly higher risk (beta) securities that would benefit in this environment. As the year progressed investors became increasingly concerned that a possible recession in Europe would lead to a worldwide recession. As downside market volatility increased in the summer months, many of those higher risk stocks underperformed in the Russell Growth Index. Investors shifted into sectors less affected by economic growth like utilities and consumer non-durables, two sectors where the Fund was underweighted. We have been quite positive on energy and non-energy companies and have been overweight in these sectors. This decision turned out to be detrimental as the year wore on and investors became concerned that commodity prices would collapse. The Fund suffered from poor stock selection in coal and copper stocks, including Southern Copper, Cliffs Natural Resources, and Alpha Natural Resources, down -28%, -29% and -47%, respectively. While the stock prices collapsed, the actual commodity prices have held up fairly well. By the end of the year the risk factor (beta) has been reduced to be inline with the Russell Growth Index.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: While investors seemed concerned with deteriorating world economic growth, that did not stop U.S. consumers from spending. The Fund increased its position in consumer-related stocks such as Las Vegas Sands and Viacom. We also increased the Fund’s allocation to technology services with the addition of names such as VeriSign and Autodesk. The Fund has taken its health care exposure from an overweight to an underweight position. Energy and technology services accounted for the largest overweight positions at the end of the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The increase to consumer stock exposure, mentioned above, has turned out to be beneficial to performance. Starbucks, Coach, and Philip Morris, posted strong performances gaining 51%, 32% and 24%, respectively. Polo Ralph Lauren, which was sold during the year, also performed well. Additionally, the Fund benefitted from favorable stock selection in the retail sector with new additions Dollar Tree and AutoZone posting returns of 54% and 36%, respectively. Another bright spot for the Fund was Lubrizol, which was acquired earlier in the year.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
Growth Fund	3.84%	9.92%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	-2.05%	-1.09%	2.10%	5.81%
Russell 1000® Growth Index (as of December 12, 1994)(c)	3.78%	1.62%	3.01%	6.86%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	3.84%	0.52%	2.80%	6.46%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	1.13%	1.25%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2011

Shares	Description	Value
Common Stocks – 99.5%
Commercial Services – 0.9%
28,500	Thomson Reuters Corp.	$ 845,595

Communications* – 1.1%
29,200	SBA Communications Corp. Class A	1,112,228

Consumer Durables – 0.9%
38,000	Leggett & Platt, Inc.	832,200

Consumer Non-Durables – 10.3%
19,300	Coach, Inc.	1,255,851
33,300	Coca-Cola Enterprises, Inc.	893,106
7,300	Colgate-Palmolive Co.	659,701
25,200	PepsiCo, Inc.	1,586,340
32,400	Philip Morris International, Inc.	2,263,788
8,300	Ralph Lauren Corp.	1,317,957
29,100	The Coca-Cola Co.	1,988,112

		9,964,855

Consumer Services – 7.6%
35,000	DIRECTV Class A*	1,591,100
46,000	eBay, Inc.*	1,464,180
24,800	Expedia, Inc.	651,248
35,500	Las Vegas Sands Corp.*	1,666,725
4,300	McDonald’s Corp.	399,255
24,700	Starbucks Corp.	1,045,798
11,400	Viacom, Inc. Class B	499,890

		7,318,196

Electronic Technology – 14.9%
22,000	Agilent Technologies, Inc.*	815,540
15,900	Apple, Inc.*	6,436,002
71,300	Cadence Design Systems, Inc.*	789,291
66,700	Dell, Inc.*	1,054,527
6,700	F5 Networks, Inc.*	696,465
49,600	Intel Corp.	1,217,184
9,900	Lockheed Martin Corp.	751,410
20,000	QUALCOMM, Inc.	1,032,000
53,000	Texas Instruments, Inc.	1,628,690

		14,421,109

Energy Minerals – 10.9%
15,700	Alpha Natural Resources, Inc.*	377,428
38,000	Arch Coal, Inc.	692,360
16,000	Chevron Corp.	1,680,800
16,500	ConocoPhillips	1,149,225
62,200	Exxon Mobil Corp.	4,857,198
19,000	Occidental Petroleum Corp.	1,765,860

		10,522,871

Finance – 2.4%
71,500	Hertz Global Holdings, Inc.*	829,400
7,300	Simon Property Group, Inc.	937,612
44,100	The Charles Schwab Corp.	541,548

		2,308,560

Health Technology – 9.1%
42,100	Abbott Laboratories	2,267,927

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
19,200	Allergan, Inc.	$ 1,615,104
16,800	C. R. Bard, Inc.	1,443,960
41,800	Gilead Sciences, Inc.*	1,741,388
5,500	Johnson & Johnson	354,145
22,500	Medtronic, Inc.	781,650
13,300	Stryker Corp.	637,203

		8,841,377

Industrial Services – 2.6%
7,600	Diamond Offshore Drilling, Inc.	498,104
36,900	McDermott International, Inc.*	405,162
22,400	Schlumberger Ltd.	1,645,728

		2,548,994

Non-Energy Minerals – 2.3%
7,700	Cliffs Natural Resources, Inc.	525,294
22,300	Freeport-McMoRan Copper & Gold, Inc.	897,798
27,000	Southern Copper Corp.	828,360

		2,251,452

Process Industries – 2.8%
42,300	International Paper Co.	1,171,710
44,400	Solutia, Inc.*	721,500
18,400	W.R. Grace & Co.*	768,936

		2,662,146

Producer Manufacturing – 7.4%
5,300	Cummins, Inc.	526,979
14,400	Eaton Corp.	645,408
89,200	General Electric Co.	1,490,532
19,100	Timken Co.	804,492
34,800	United Technologies Corp.	2,713,704
19,900	WABCO Holdings, Inc.*	999,179

		7,180,294

Retail Trade – 5.9%
5,400	AutoZone, Inc.*	1,747,386
11,000	Dollar Tree, Inc.*	879,560
70,100	Lowe’s Cos., Inc.	1,473,502
12,700	Target Corp.	695,325
50,500	The Gap, Inc.	954,450

		5,750,223

Technology Services – 18.5%
22,900	Adobe Systems, Inc.*	673,489
24,000	Autodesk, Inc.*	830,400
29,000	BMC Software, Inc.*	1,008,040
6,300	Google, Inc. Class A*	3,733,632
27,200	International Business Machines Corp.	5,021,936
103,800	Microsoft Corp.	2,764,194
74,400	Oracle Corp.	2,438,088
15,200	Rovi Corp.*	753,008
22,500	VeriSign, Inc.	722,025

		17,944,812

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.9%
13,300	Union Pacific Corp.	$ 1,324,281
7,500	United Parcel Service, Inc. Class B	526,800

		1,851,081

TOTAL INVESTMENTS – 99.5%
(Cost $86,844,467)		$96,355,993

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		499,736

NET ASSETS – 100.0%		$96,855,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

Technology Services	18.5%	16.0%
Electronic Technology	14.9	20.6
Energy Minerals	10.9	7.8
Consumer Non-Durables	10.3	8.3
Health Technology	9.1	10.6
Consumer Services	7.6	5.0
Producer Manufacturing	7.4	7.0
Retail Trade	5.9	4.9
Process Industries	2.8	2.4
Industrial Services	2.6	2.0
Finance	2.4	3.0
Non-Energy Minerals	2.3	1.5
Transportation	1.9	2.9
Communications	1.1	1.1
Commercial Services	0.9	0.0
Consumer Durables	0.9	2.7
Health Services	0.0	2.5
Distribution Services	0.0	1.2
Short-term Investment	0.0	0.6

TOTAL INVESTMENTS	99.5%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2011.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund performed very well over the 12-month period ended October 31, 2011 by posting a return of 14.51% which outperformed the Russell 1000 Value Index return of 6.16%.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The defensive nature of the Fund’s holdings helped us to outperform during the increased market volatility surrounding problems in the Eurozone as well as the debt ceiling debate here in the United States. This same strategy allowed the Fund to avoid the large cap banks and to be underweight in the finance sector which was the worst performing sector for the period.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: Over the past 12 months, the Fund reduced the number of holdings from over 100 stocks to a target of around 50 stocks going forward. The Fund continues to focus on both capital appreciation and dividends but we believe that in this low interest rate environment a greater portion of the capital appreciation may come from the higher dividend-paying stocks.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund maintained a sizable underweight position in the finance sector and this combined with solid security selection made finance the biggest positive contributor during the year. Strong security selection in energy minerals, retail trade and distribution services, as represented by Chevron, Home Depot and Genuine Parts respectively, added to Fund returns over the year as well.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Given the strong return for the Fund over the past year, there were very few detractors from the performance. Security selection in consumer non-durables was weak and in particular, Avon Products detracted from returns during the year.

COMMERCE VALUE FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
Value Fund	14.51%	6.16%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	8.03%	-2.29%	2.52%	3.52%
Russell 1000® Value Index (as of March 3, 1997)(c)	-1.89%	-3.53%	3.35%	5.04%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	14.51%	-1.08%	3.53%	4.13%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.70%	0.95%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval. Effective March 1, 2011, the Adviser entered into a Fee Reduction Agreement to reduce the Value Fund’s contractual advisory fee annual rate from 0.75% to 0.30%.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2011

Shares	Description	Value
Common Stocks – 79.3%
Communications – 3.4%
55,000	AT&T, Inc.	$ 1,612,050
22,000	Verizon Communications, Inc.	813,560

		2,425,610

Consumer Non-Durables – 10.7%
41,500	Altria Group, Inc.	1,143,325
52,000	Avon Products, Inc.	950,560
44,000	ConAgra Foods, Inc.	1,114,520
20,000	H.J. Heinz Co.	1,068,800
17,000	PepsiCo, Inc.	1,070,150
17,500	Procter & Gamble Co.	1,119,825
29,000	Reynolds American, Inc.	1,121,720

		7,588,900

Consumer Services – 1.5%
22,000	Darden Restaurants, Inc.	1,053,360

Distribution Services – 3.2%
20,000	Genuine Parts Co.	1,148,600
40,000	SYSCO Corp.	1,108,800

		2,257,400

Electronic Technology – 6.4%
50,000	Intel Corp.	1,227,000
14,000	Lockheed Martin Corp.	1,062,600
29,000	Microchip Technology, Inc.	1,048,640
20,500	Northrop Grumman Corp.	1,183,875

		4,522,115

Energy Minerals – 9.4%
29,000	Chevron Corp.	3,046,450
35,000	ConocoPhillips	2,437,750
12,500	Occidental Petroleum Corp.	1,161,750

		6,645,950

Finance – 13.7%
32,500	AFLAC, Inc.	1,465,425
29,000	Bank of Hawaii Corp.	1,224,670
50,000	BB&T Corp.	1,167,000
7,000	BlackRock, Inc.	1,104,530
23,000	Cullen/Frost Bankers, Inc.	1,127,920
61,500	Federated Investors, Inc. Class B	1,201,710
35,500	JPMorgan Chase & Co.	1,233,980
70,000	Kimco Realty Corp.	1,222,900

		9,748,135

Health Services – 1.7%
50,000	Lincare Holdings, Inc.	1,177,500

Health Technology – 6.8%
20,000	Abbott Laboratories	1,077,400
16,500	Johnson & Johnson	1,062,435
32,500	Merck & Co., Inc.	1,121,250
80,000	Pfizer, Inc.	1,540,800

		4,801,885

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 1.6%
35,500	Waste Management, Inc.	$ 1,169,015

Process Industries – 3.3%
15,000	PPG Industries, Inc.	1,296,150
34,500	Sonoco Products Co.	1,082,955

		2,379,105

Producer Manufacturing – 5.2%
30,000	Eaton Corp.	1,344,600
25,000	Emerson Electric Co.	1,203,000
70,000	General Electric Co.	1,169,700

		3,717,300

Retail Trade – 1.6%
32,000	The Home Depot, Inc.	1,145,600

Technology Services – 3.1%
40,000	Microsoft Corp.	1,065,200
40,000	Paychex, Inc.	1,165,600

		2,230,800

Utilities – 7.7%
22,000	Dominion Resources, Inc.	1,134,980
25,000	Exelon Corp.	1,109,750
18,500	NextEra Energy, Inc.	1,043,400
38,000	PPL Corp.	1,116,060
25,000	The Southern Co.	1,080,000

		5,484,190

TOTAL COMMON STOCKS
(Cost $54,901,546)		$56,346,865

Exchange Traded Fund – 3.1%
35,000	iShares Russell 1000 Value Index Fund
(Cost $2,079,796)		$ 2,207,450

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.1%
Repurchase Agreement – 4.1%
State Street Bank & Trust Co.
$2,904,000	0.010%	11/01/11	$2,904,000
Maturity Value: $2,904,001
(Cost $2,904,000)

TOTAL INVESTMENTS – 86.5%
(Cost $59,885,342)			$61,458,315

OTHER ASSETS IN EXCESS OF LIABILITIES – 13.5%			9,567,011

NET ASSETS – 100.0%			$71,025,326

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Repurchase agreement was entered into on October 31, 2011. This agreement was fully collateralized by $2,965,000 U.S. Treasury Bills, 0.000%, due 12/29/11 with a market value of $2,964,953.

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

Finance	13.7%	26.4%
Consumer Non-Durables	10.7	5.7
Energy Minerals	9.4	9.8
Utilities	7.7	5.1
Health Technology	6.8	9.9
Electronic Technology	6.4	3.9
Producer Manufacturing	5.2	6.3
Communications	3.4	5.2
Process Industries	3.3	3.0
Distribution Services	3.2	0.8
Technology Services	3.1	4.2
Exchange Traded Fund	3.1	3.0
Health Services	1.7	0.7
Industrial Services	1.6	3.4
Retail Trade	1.6	1.6
Consumer Services	1.5	7.5
Commercial Services	0.0	0.9
Transportation	0.0	0.9
Consumer Durables	0.0	0.8
Non-Energy Minerals	0.0	0.3
Short-term Investment	4.1	0.7

TOTAL INVESTMENTS	86.5%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce Mid-Cap Growth Fund for the one-year period ended October 31, 2011.

A conversation with Joe Williams, Portfolio Manager of the Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund began the year with strong absolute performance only to give back much of the gains when the European sovereign debt problems intensified over the summer and fall. The Fund rose 4.93% underperforming the Russell Mid Cap Growth Index which rose 10.08%.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: As the year progressed, investors became increasing concerned that a possible recession in Europe would lead to a worldwide recession. The Fund was positioned for continued world growth, and this change in perception hurt performance for the year. The technology sector (electronic and services) was the third worst performing sector only to be outdone by financial and communication sectors (both small weightings in the index). Technology companies have large international sales exposure and the fears of a global slowdown sent many of our holdings sharply lower. Alkamai Technologies and Juniper Networks declined 47.7% and 24.4%, respectfully. Another sector that is closely tied to the fate of the world economy is the Producer Manufacturing sector. The Fund was overweight in the sector, and underperformed the index, which dragged down performance. Avery Dennison and Masco, two issuers in the Producer Manufacturing sector, declined 24.8% and 8.2%, respectively.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: At the beginning of the year the Fund was overweighted technology stocks (electronic and services combined). As economic uncertainties intensified, we adjusted our technology exposure to a slight underweight by the end of the year. Over the year we increased our exposure to energy related stocks. Even though oil prices were essentially unchanged for the year, many of these smaller energy companies declined significantly in late summer and early fall on fears of a commodity price collapse.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: While investors seemed concerned with deteriorating world economic growth, that didn’t stop U.S. consumers from spending. Good stock selection in consumer related stocks helped performance. Tempur Pedic International, Chipotle Mexican Grill, Nordstrom and Priceline gained 97.2%, 51.6%, 35.1% and 34.3%, respectfully. Another area of strength was health care related companies led by Cerner, which increased 44.3%.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
MidCap Growth	4.93%	10.08%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	-2.75%	0.32%	5.39%	6.29%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	0.80%	1.63%	6.69%	8.07%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	4.93%	2.18%	5.77%	7.03%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	1.34%	1.34%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2011

Shares	Description	Value
Common Stocks – 98.8%
Commercial Services – 3.8%
4,900	FactSet Research Systems, Inc.	$ 487,158
16,700	FTI Consulting, Inc.*	658,147
8,800	The Brink’s Co.	244,552
18,100	The McGraw-Hill Cos., Inc.	769,250

		2,159,107

Communications* – 2.0%
16,400	SBA Communications Corp. Class A	624,676
27,100	TW Telecom, Inc.	501,350

		1,126,026

Consumer Durables – 4.4%
29,300	Electronic Arts, Inc.*	684,155
14,100	Tempur-Pedic International, Inc.*	959,646
14,900	Tupperware Brands Corp.	842,446

		2,486,247

Consumer Non-Durables – 5.7%
9,900	Coach, Inc.	644,193
27,400	Coca-Cola Enterprises, Inc.	734,868
17,300	Dr Pepper Snapple Group, Inc.	647,885
10,300	H.J. Heinz Co.	550,432
9,100	The Clorox Co.	609,154

		3,186,532

Consumer Services – 7.4%
1,000	Chipotle Mexican Grill, Inc.*	336,120
27,100	DISH Network Corp. Class A*	655,007
24,700	Expedia, Inc.	648,622
28,900	Marriott International, Inc. Class A	910,350
1,200	Priceline.com, Inc.*	609,264
7,500	Wynn Resorts Ltd.	996,000

		4,155,363

Electronic Technology – 12.5%
16,700	Altera Corp.	633,264
65,400	Cadence Design Systems, Inc.*	723,978
19,800	Harris Corp.	747,450
32,400	JDS Uniphase Corp.*	388,800
26,200	Juniper Networks, Inc.*	641,114
31,400	Linear Technology Corp.	1,014,534
15,000	Novellus Systems, Inc.*	518,250
37,000	NVIDIA Corp.*	547,600
32,400	ON Semiconductor Corp.*	245,268
3,700	TransDigm Group, Inc.*	347,504
18,000	Xilinx, Inc.	602,280
17,000	Zebra Technologies Corp. Class A*	607,580

		7,017,622

Energy Minerals – 6.2%
19,500	Arch Coal, Inc.	355,290
9,600	Cimarex Energy Co.	614,400
9,500	CONSOL Energy, Inc.	406,220
7,600	Continental Resources, Inc.*	460,940
45,100	SandRidge Energy, Inc.*	345,466

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – (continued)
11,800	SM Energy Co.	$ 978,338
4,500	Walter Energy, Inc.	340,425

		3,501,079

Finance – 7.8%
7,800	Federal Realty Investment Trust	692,328
51,200	Hertz Global Holdings, Inc.*	593,920
4,200	IntercontinentalExchange, Inc.*	545,496
11,400	Rayonier, Inc.	475,722
18,800	T. Rowe Price Group, Inc.	993,392
29,000	TD Ameritrade Holding Corp.	486,620
16,600	Verisk Analytics, Inc. Class A*	583,490

		4,370,968

Health Services* – 3.1%
13,360	Cerner Corp.	847,425
11,000	Laboratory Corporation of America Holdings	922,350

		1,769,775

Health Technology – 8.3%
11,000	Alexion Pharmaceuticals, Inc.*	742,610
6,540	Allergan, Inc.	550,145
11,080	C. R. Bard, Inc.	952,326
15,500	DENTSPLY International, Inc.	572,880
18,100	Hill-Rom Holdings, Inc.	609,427
11,500	Illumina, Inc.*	352,130
7,900	Life Technologies Corp.*	321,293
9,900	Varian Medical Systems, Inc.*	581,328

		4,682,139

Industrial Services – 3.1%
7,800	Core Laboratories NV	844,428
10,000	FMC Technologies, Inc.*	448,200
15,400	Superior Energy Services, Inc.*	433,048

		1,725,676

Non-Energy Minerals – 1.5%
12,600	Cliffs Natural Resources, Inc.	859,572

Process Industries – 6.9%
10,700	Celanese Corp. Series A	465,985
24,200	Crown Holdings, Inc.*	817,718
24,100	International Paper Co.	667,570
10,400	PPG Industries, Inc.	898,664
15,336	Sigma-Aldrich Corp.	1,004,201

		3,854,138

Producer Manufacturing – 7.0%
9,000	Avery Dennison Corp.	239,400
5,700	Dover Corp.	316,521
5,400	Joy Global, Inc.	470,880
11,600	Lincoln Electric Holdings, Inc.	422,240
25,900	Masco Corp.	248,640
10,550	Parker Hannifin Corp.	860,353
9,200	The Toro Co.	497,168

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
11,200	Timken Co.	$ 471,744
10,100	TRW Automotive Holdings Corp.*	425,210

		3,952,156

Retail Trade – 6.0%
2,800	AutoZone, Inc.*	906,052
21,900	Chico’s FAS, Inc.	270,684
8,260	Nordstrom, Inc.	418,699
12,000	PetSmart, Inc.	563,400
16,600	Urban Outfitters, Inc.*	452,350
21,100	Williams-Sonoma, Inc.	792,094

		3,403,279

Technology Services – 10.7%
14,100	Akamai Technologies, Inc.*	379,854
3,700	Alliance Data Systems Corp.*	379,028
13,300	Autodesk, Inc.*	460,180
22,700	BMC Software, Inc.*	789,052
15,500	MICROS Systems, Inc.*	762,910
14,400	Red Hat, Inc.*	714,960
17,900	Rovi Corp.*	886,766
10,200	Teradata Corp.*	608,532
18,400	VeriSign, Inc.	590,456
24,400	Western Union Co.	426,268

		5,998,006

Transportation – 1.1%
5,600	Con-way, Inc.	165,032
7,300	Kirby Corp.*	449,242

		614,274

Utilities – 1.3%
35,300	CenterPoint Energy, Inc.	735,652

TOTAL COMMON STOCKS
(Cost $47,122,043)		$55,597,611

Exchange Traded Fund – 0.6%
5,400	iShares Russell Midcap Growth Index Fund
(Cost $307,408)		$ 304,452

TOTAL INVESTMENTS – 99.4%
(Cost $47,429,451)		$55,902,063

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		361,526

NET ASSETS – 100.0%		$56,263,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

Electronic Technology	12.5%	14.1%
Technology Services	10.7	12.6
Health Technology	8.3	8.9
Finance	7.8	7.5
Consumer Services	7.4	6.6
Producer Manufacturing	7.0	9.3
Process Industries	6.9	7.0
Energy Minerals	6.2	2.5
Retail Trade	6.0	8.0
Consumer Non-Durables	5.7	5.1
Consumer Durables	4.4	1.5
Commercial Services	3.8	2.5
Health Services	3.1	4.6
Industrial Services	3.1	2.3
Communications	2.0	1.2
Non-Energy Minerals	1.5	0.8
Utilities	1.3	1.1
Transportation	1.1	4.1
Exchange Traded Fund	0.6	0.0
Short-term Investment	0.0	0.5

TOTAL INVESTMENTS	99.4%	100.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2011.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2011, the Fund generated a total return of 4.80% compared to 5.00% for the Barclays Capital U.S. Aggregate Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: The Fund’s underweight in Treasuries with longer maturities accounted for most of the under performance relative to its benchmark. To a lesser extent, the overall maturity structure of the fund detracted from performance. Interest rates during the period declined across the yield curve, especially in the 20-30 year maturity bracket. The Fund was underweight in this maturity bracket relative to its benchmark. An overweight position in corporate bonds and taxable municipal bonds contributed positively to the Fund’s performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s duration was moved from slightly short to neutral versus the benchmark and remained neutral versus the benchmark for most of the past 12 month period. The Fund lowered its exposure to Treasury and Agency debenture holdings and raised its overweight position in corporate bonds.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining a focus on both taxable and tax-exempt municipal bonds helped enhance the Fund’s return during the period. These types of securities had become cheaper at the start of 2011 due to concerns about rising default rates. These concerns went unrealized as states and municipalities addressed their fiscal issues. The Fund’s emphasis on adding to the corporate bond sector also helped performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Raising the Fund’s position in the finance sector detracted from performance. Spreads for banks and brokerages were wider than their historic averages at the start of the period. The European financial crisis ended up pushing spreads out further over the last twelve months as the fear of contagion grew.

COMMERCE BOND FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
Bond Fund	4.80%	5.00%	Barclays Capital U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	5.01%	7.55%	5.61%	6.62%
Barclays Capital U.S. Aggregate Bond Index (as of December 12, 1994)(c)	5.26%	6.52%	5.66%	6.87%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	4.80%	7.47%	5.45%	6.60%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.84%	0.84%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Capital Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.5%
Auto – 3.8%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$6,569,758
American Credit Acceptance Receivables Trust Series 2011-1, Class A1(a)
3,000,000	2.420	07/15/13	2,999,984
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
4,800,000	1.190	08/08/15	4,799,789
Ford Credit Auto Lease Trust Series 2011-B, Class A2
4,000,000	0.820	01/15/14	3,999,639
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,703,365
SMART Trust Series 2011-2USA, Class A2A(a)
6,700,000	1.220	11/14/13	6,698,189

			27,770,724

Commercial – 0.9%
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
3,973,216	6.462	03/15/31	4,006,674
Small Business Administration Series 2006-P10B, Class 1
1,942,106	5.681	08/10/16	2,124,637

			6,131,311

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	4,036,192

Home Equity – 2.8%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,656,358
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
315,726	0.295	01/25/37	311,901
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,194	5.407	06/25/32	3,104,223
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,234,923	0.445	02/25/37	752,985
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
985,471	3.750	09/25/33	906,457
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	421,941
Lehman XS Trust Series 2005-1, Class 1A4(b)
805,747	0.585	07/25/35	630,556
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
627,499	4.814	11/25/35	566,024
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	860,842
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
1,862,278	3.400	03/25/33	1,834,377

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
$ 3,969,946	5.490%	10/25/33	$3,081,925
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
697,033	8.850	03/25/25	675,037
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
723,830	8.480	09/25/30	707,014
SACO I Trust Series 2005-7 Class A(b)
214,987	0.805	09/25/35	190,548
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
176,461	0.355	10/25/36	172,565
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
3,883,524	6.740	07/25/29	1,955,316
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,095,689	5.250	06/25/35	1,828,597
Terwin Mortgage Trust Series 2005-16HE, Class AF2
393,641	4.429	09/25/36	378,167
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
350,345	4.890	05/25/34	350,566

			20,385,399

Manufactured Housing – 1.7%
Conseco Financial Corp. Series 1993-4, Class A5
1,265,621	7.050	01/15/19	1,279,128
Conseco Financial Corp. Series 1995-5, Class M1(b)
503,114	7.650	09/15/26	518,726
Conseco Financial Corp. Series 1996-4, Class A7(b)
812,957	7.900	06/15/27	835,840
Conseco Financial Corp. Series 1996-6, Class A6
166,939	7.950	09/15/27	174,254
Conseco Financial Corp. Series 1997-3, Class A6
70,318	7.320	03/15/28	77,398
Conseco Financial Corp. Series 1998-3, Class A5
3,628,811	6.220	03/01/30	3,933,367
Conseco Financial Corp. Series 1998-3, Class A6(b)
453,248	6.760	03/01/30	493,341
Lehman Manufactured Housing Contract Series 2001-B, Class A3
382,922	4.350	05/15/14	391,184
Mid-State Trust Series 11, Class A1
357,475	4.864	07/15/38	358,535
Newcastle Investment Trust Series 2011-MH1, Class A(a)
3,502,184	2.450	12/10/33	3,536,504
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
985,281	7.650	04/15/27	983,074

			12,581,351

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – 0.7%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
$ 1,935,600	1.175%	10/30/45	$1,866,809
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,006,448

			4,873,257

TOTAL ASSET-BACKED SECURITIES
(Cost $74,940,310)			$75,778,234

Municipal Bond Obligations – 12.0%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,431,584

California – 2.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,383,840
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(c)
10,590,000	0.000	09/01/42	1,317,819
11,420,000	0.000	09/01/43	1,310,788
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,115,278
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,402,870
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series C
3,000,000	5.000	05/01/17	3,404,220
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(c)
11,005,000	0.000	08/01/37	1,877,123
12,290,000	0.000	08/01/39	1,779,961

			20,591,899

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,534,400

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,172,580

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,562,275

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
$ 1,100,000	5.650%	10/01/18	$1,257,432
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,130,290

			2,387,722

Indiana – 0.9%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,375,975
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,353,200

			6,729,175

Iowa – 0.4%
Iowa Higher Education Loan Authority Revenue Bonds Refunding Private College Facility (Grinnell College Project)
2,500,000	5.000	12/01/19	3,003,125

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,095,050

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,629,210

Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,105,100
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,165,420
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,678,911
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,150,140
New Liberty Hospital District Revenue Bonds Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,499,863
St. Louis Package Revenue Bonds Series B (NATL-RE)
1,560,000	5.020	12/15/12	1,607,705

			13,207,139

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,636,201

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 0.2%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
$ 1,000,000	5.200%	03/01/14	$1,077,860

New York – 1.1%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,237,800
1,055,000	5.008	06/01/22	1,180,745
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,392,939

			7,811,484

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,557,125
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,186,556

			4,743,681

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,499,260

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (AGM)
710,000	4.960	07/15/14	760,687
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,441,119

			3,201,806

South Carolina – 0.2%
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,300,972

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $78,430,784)			$86,615,423

Mortgage-Backed Obligations – 27.1%
Collateralized Mortgage Obligations – 24.1%
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
$ 4,126,924	6.000%	02/25/34	$4,335,573
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
2,730,072	5.500	11/25/20	2,621,161
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
560,284	6.000	04/25/36	522,670

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
BCAP LLC Trust Series 2006-RR1, Class PE
$ 5,000,000	5.000%	11/25/36	$4,953,450
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,285,230	5.347	11/25/35	2,212,740
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,034,840	5.750	01/25/34	1,069,176
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,139,844	5.500	11/25/33	1,193,202
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,073,578
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
225,772	5.500	08/25/21	225,917
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,048,456	6.750	08/25/34	2,176,100
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,726,424	5.510	12/25/35	1,138,592
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
857,773	5.536	04/25/37	494,074
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
2,766,019	5.750	09/25/21	2,811,658
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
531,025	5.500	07/25/36	490,199
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,075,690	5.250	09/25/19	1,093,924
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
782,006	4.750	12/25/18	789,025
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
313,141	6.500	08/25/32	310,394
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
824,618	6.000	07/25/37	632,867
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
2,321,144	5.500	08/25/33	2,413,003
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
1,220,316	4.750	01/25/19	1,248,293
Countrywide Home Loans Trust Series 2005-27, Class 2A1
3,275,915	5.500	12/25/35	2,876,755
Countrywide Home Loans Trust Series 2005-6, Class 2A1
764,709	5.500	04/25/35	686,739
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,042,503	5.250	07/25/33	1,064,838
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,659,215
FHLMC REMIC PAC Series 1579, Class PM
384,333	6.700	09/15/23	431,206

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2103, Class TE
$ 312,698	6.000%	12/15/28	$330,029
FHLMC REMIC PAC Series 2110, Class PG
1,669,969	6.000	01/15/29	1,821,576

FHLMC REMIC PAC Series 2640, Class DR
604,864	4.000	08/15/17	608,743
FHLMC REMIC PAC Series 2716, Class DT
319,249	5.000	02/15/30	324,057
FHLMC REMIC PAC Series 2760, Class EC
4,010,538	4.500	04/15/17	4,055,664
FHLMC REMIC PAC Series 2907, Class HC
483,135	5.000	06/15/27	485,948
FHLMC REMIC Series 2391, Class Z
4,119,038	6.000	12/15/31	4,567,535
FHLMC REMIC Series 2508, Class OY
972,815	4.500	10/15/17	1,022,424
FHLMC REMIC Series 2603, Class C
2,581,431	5.500	04/15/23	2,817,268
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	845,539
FHLMC REMIC Series 2840, Class JL
735,175	4.500	06/15/23	751,108
FHLMC REMIC Series 2866, Class DH
2,319,675	4.000	09/15/34	2,457,860
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,282,118
FHLMC REMIC TAC Series 2658, Class A
789,510	4.500	08/15/18	826,800
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,381,710	6.000	01/25/35	1,376,165
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
4,695,984	5.500	05/25/35	4,053,108
FNMA REMIC FNIC PAC Series 2001-45, Class WG
637,825	6.500	09/25/31	737,032
FNMA REMIC PAC Series 2003-1, Class PG
855,663	5.500	09/25/31	875,905
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,510,814
FNMA REMIC PAC Series 2003-14, Class AP
283,421	4.000	03/25/33	300,698
FNMA REMIC PAC Series 2004-53, Class NC
2,892,774	5.500	07/25/24	3,073,389
FNMA REMIC Series 2002-73, Class OE
3,110,457	5.000	11/25/17	3,369,986
FNMA REMIC Series 2002-82, Class XE
2,692,691	5.000	12/25/17	2,873,689
FNMA REMIC Series 2003-83, Class PG
622,975	5.000	06/25/23	668,471
FNMA REMIC Series 2003-84, Class PG
540,000	5.000	03/25/32	581,298

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA Series 2003-W6, Class 2A32
$ 315,481	6.500%	09/25/42	$361,230
GNMA Series 1998-12, Class EB
615,256	6.500	05/20/28	631,436
GS Mortgage Securities Corp. II Series 2011-GC3, Class A1(a)
2,246,236	2.331	03/10/44	2,294,613
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,244,443	0.885	09/25/34	2,305,378
Impac CMB Trust Series 2004-4, Class 2A2
5,038,788	4.940	09/25/34	4,898,105
Impac Secured Assets Corp. Series 2004-2, Class A6
1,303,072	5.060	08/25/34	1,262,982
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,852,916	6.000	03/25/36	2,231,811
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
4,927,805	5.500	01/25/36	4,854,376
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.854	04/25/37	775,216
Master Alternative Loans Trust Series 2004-4, Class 1A1
595,696	5.500	05/25/34	621,822
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,303,771	6.500	05/25/34	2,388,665
Master Asset Securitization Trust Series 2003-10, Class 3A1
521,495	5.500	11/25/33	542,623
Master Asset Securitization Trust Series 2003-7, Class 1A1
964,674	5.500	09/25/33	999,046
Master Asset Securitization Trust Series 2004-3, Class 5A1
77,444	6.250	01/25/32	78,074
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
407,730	5.250	08/25/36	404,680
Morgan Stanley Capital I Series 2011-C3, Class A1
6,000,000	2.178	07/15/49	6,066,138
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,564,965	5.586	11/25/35	3,202,494
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,453,450	6.000	08/25/37	2,929,941
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
3,757,342	5.895	11/25/21	3,237,029
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
297,734	5.293	07/25/35	283,985
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,396,708	4.750	04/25/33	2,415,410
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,284,320	5.750	02/25/34	4,321,906
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
675,519	0.745	07/25/35	506,661

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
$ 1,136,081	6.000%	07/25/32	$1,136,529
Residential Asset Securitization Trust Series 2004-A6, Class A1
2,868,273	5.000	08/25/19	2,861,593
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
622,884	6.000	05/25/33	651,953
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
433,499	5.000	05/25/18	449,515
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
1,178,239	5.500	11/25/35	1,087,698
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
2,503,695	5.750	12/25/35	2,322,726
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
2,197,849	5.500	12/25/21	2,233,179
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
995,215	0.555	11/20/34	863,345
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
677,633	2.483	04/25/34	542,352
Structured Asset Securities Corp. Series 2003-20, Class 1A1
2,828,246	5.500	07/25/33	2,913,603
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,210,459	2.437	10/25/33	1,057,988
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,810,780	2.470	11/25/33	1,683,008
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,090,774	5.710	06/25/34	2,993,032
Structured Asset Securities Corp. Series 2005-6, Class 5A2
514,219	5.000	05/25/35	513,067
Structured Asset Securities Corp. Series 2005-6, Class 5A4
466,787	5.000	05/25/35	459,241
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
2,049,646	5.500	06/25/20	1,988,528
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
383,100	5.250	01/25/20	398,839
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,196,262	5.039	09/25/35	1,055,772
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	118,836
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
1,000,000	5.250	03/25/37	944,389

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
$ 3,573,263	2.501%		02/15/44	$3,644,013
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
5,235,463	1.607		06/15/44	5,267,143

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $158,217,368)				$174,941,543

Commercial Mortgage Obligations – 0.7%
GNMA Series 2003-16, Class B
$ 2,115,810	4.490%		08/16/25	$2,186,029
GNMA Series 2003-38, Class JC(b)
92,391	7.651		08/16/42	102,934
GNMA Series 2004-60, Class C(b)
2,560,365	5.240		03/16/28	2,612,297

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $4,784,086)				$4,901,260

Mortgage-Backed Pass-Through Obligations – 2.3%
FHLMC
$ 51,620	8.500%		02/01/19	$56,246
95,625	8.500		03/01/21	107,102
567,539	7.000		05/01/26	651,538
36,247	7.000		10/01/30	41,833
84,340	7.500		12/01/30	98,309
149,724	7.500		01/01/31	174,524
293,297	7.000		08/01/31	338,851
3,712,973	5.000		05/01/33	3,995,724
612,037	2.479	(b)	05/01/34	646,938
1,291,754	5.294	(b)	01/01/36	1,382,219
FNMA
41,235	6.000		12/01/13	42,973
21,205	6.500		07/01/14	23,377
46,582	9.000		11/01/21	52,240
80,468	9.000		02/01/25	93,901
16,650	6.500		03/01/26	18,868
28,370	8.000		07/01/28	33,028
115,310	6.500		10/01/28	130,581
69,779	2.455	(b)	12/01/28	70,259
54,897	6.500		01/01/29	62,167
77,947	6.000		07/01/29	86,522
75,877	7.500		09/01/29	88,601
73,165	7.000		03/01/31	84,301
33,888	7.500		03/01/31	39,627
143,651	7.000		11/01/31	165,564
271,482	7.000		01/01/32	312,896
940,840	6.000		12/01/32	1,044,333
197,605	5.257	(b)	02/01/33	210,538
1,170,203	5.000		07/01/33	1,262,905
623,835	2.535	(b)	10/01/34	655,254
1,431,378	5.076	(b)	02/01/35	1,526,419
GNMA
203,812	8.000		02/15/22	238,304
78,790	7.500		08/20/25	91,652

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA – (continued)
$ 352,580	7.500%	07/20/26	$410,316
424,772	6.500	04/15/31	486,500
295,002	6.500	05/15/31	337,872
1,648,022	5.500	04/15/33	1,840,007

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $15,496,539)			$16,902,289

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $178,497,993)			$196,745,092

Corporate Obligations – 29.7%
Aerospace/Defense – 0.8%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,131,320
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,411,113
United Technologies Corp.
2,000,000	5.700	04/15/40	2,483,340

			6,025,773

Beverages – 0.6%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,744,368
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,824,030

			4,568,398

Cable TV – 0.8%
Comcast Corp.
1,500,000	5.700	07/01/19	1,756,821
1,250,000	6.400	05/15/38	1,488,754
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,162,488

			5,408,063

Chemicals – 0.4%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,063,507
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,054,760

			3,118,267

Commercial Banks – 2.1%
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,081,156
Credit Suisse AG
3,000,000	5.400	01/14/20	2,996,793
Credit Suisse New York
1,500,000	5.000	05/15/13	1,561,079
KeyBank NA
2,540,000	5.800	07/01/14	2,736,225

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Wachovia Bank NA
$ 2,000,000	5.000%	08/15/15	$2,127,226
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,309,828

			14,812,307

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,812,945

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,008,482

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,008,782

Diversified Manufacturing – 0.9%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,478,752
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,175,538
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,068,602

			6,722,892

Electric – 2.4%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,259,766
Connecticut Light & Power Co.
415,000	5.650	05/01/18	492,233
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,743,683
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,571,583
PacifiCorp
2,400,000	5.650	07/15/18	2,867,700
2,000,000	3.850	06/15/21	2,128,118
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,832,655
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,682,326

			17,578,064

Financial – 8.5%
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,963,508
Bank of America Corp.
2,000,000	3.700	09/01/15	1,921,098
1,270,000	5.750	12/01/17	1,264,153
Bank One Corp.
1,000,000	8.530	03/01/19	1,178,949
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,193,060
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,042,891

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Citigroup, Inc.
$ 2,750,000	6.010%	01/15/15	$2,956,349
General Electric Capital Corp.
2,000,000	5.625	05/01/18	2,211,344
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,529,606
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,000,660
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,281,307
1,270,000	6.875	04/25/18	1,304,596
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,928,780
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,709,788
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,771,723
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,499,650
Royal Bank of Canada
3,070,000	1.450	10/30/14	3,083,738
Scottrade Financial Services, Inc.(a)
3,300,000	6.125	07/11/21	3,311,596
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,629,950
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,929,248
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,070,956

			61,782,950

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,342,481

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,131,441

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,046,428

Industrial – 0.6%
Joy Global, Inc.
1,800,000	5.125	10/15/21	1,915,382
Receipts on Corporate Securities Trust NSC-1998-1
1,889,148	6.375	05/15/17	1,983,038

			3,898,420

Insurance – 1.4%
Aegon NV
2,650,000	4.625	12/01/15	2,700,257

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc.
$ 1,000,000	3.650%	01/15/14	$983,639
2,000,000	4.875	09/15/16	1,954,612
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,264,052
2,100,000	5.000	06/01/21	2,147,242

			10,049,802

Metals & Mining – 0.6%
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,374,553
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,015,341

			4,389,894

Multimedia – 0.6%
CBS Corp.
2,600,000	8.200	05/15/14	2,988,081
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,039,996

			4,028,077

Office/Business Equip – 0.4%
Xerox Corp.
3,000,000	4.250	02/15/15	3,163,437

Oil & Gas – 2.1%
Apache Corp.
1,360,000	7.375	08/15/47	2,130,403
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,083,079
BP Capital Markets PLC
3,530,000	3.875	03/10/15	3,779,130
Tosco Corp.
2,095,000	8.125	02/15/30	3,017,385
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,382,109

			15,392,106

Real Estate – 1.6%
AMB Property LP
2,000,000	6.125	12/01/16	2,173,382
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,312,969
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,007,500
Simon Property Group LP
1,000,000	6.750	05/15/14	1,113,443
2,000,000	4.200	02/01/15	2,113,340
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	2,937,750

			11,658,384

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retail – 0.2%
Wal-Mart Stores, Inc.
$ 1,250,000	6.200%	04/15/38	$1,629,913

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,138,037

Telecommunications – 0.7%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,386,839
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,611,135

			4,997,974

Utilities – 1.2%
GTE Corp.
5,310,000	6.840	04/15/18	6,317,519
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,592,258

			8,909,777

Yankee – 1.6%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	833,177
955,000	5.250	12/15/15	1,093,731
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,520,080
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,425,744

			11,872,732

TOTAL CORPORATE OBLIGATIONS
(Cost $198,155,207)			$215,495,826

U.S. Government Agency Obligations – 14.4%
FFCB
$ 5,000,000	2.625%	04/17/14	$5,247,380
6,135,000	4.500	05/06/14	6,728,856
2,860,000	5.190	04/22/21	3,443,775
FHLB
5,000,000	1.750	08/22/12	5,058,595
5,000,000	4.500	09/16/13	5,379,550
7,000,000	3.625	10/18/13	7,431,991
2,050,000	5.625	06/13/16	2,296,549
2,650,000	7.125	02/15/30	3,873,129
FHLMC
5,000,000	1.625	04/15/13	5,093,655
22,026	6.000	12/01/13	23,828
6,750,000	1.000	07/30/14	6,817,149
2,860,000	2.875	02/09/15	3,047,670
5,000,000	1.375	08/24/15	5,020,000
2,500,000	5.000	02/16/17	2,954,170
6,500,000	5.500	08/23/17	7,926,418
3,000,000	4.875	06/13/18	3,564,738

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$5,000,000	1.750%	02/22/13	$5,091,850
3,000,000	1.750	05/07/13	3,062,418
4,500,000	5.000	02/13/17	5,316,116
3,000,000	5.000	05/11/17	3,549,222
6,000,000	5.375	06/12/17	7,219,080
2,000,000	5.375	04/11/22	2,040,186
Tennessee Valley Authority
2,456,999	4.929	01/15/21	2,768,645
1,485,096	5.131	01/15/21	1,707,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $100,393,137)			$104,662,831

Government Guarantee Obligations(d) – 0.4%
Oriental Bank & Trust
$ 3,000,000	2.750%	03/16/12	$3,028,548
(Cost $3,000,000)

U.S. Treasury Obligations – 2.1%
United States Treasury Bonds
$ 5,000,000	4.500%	02/15/36	$6,200,000
3,000,000	3.500	02/15/39	3,172,968
United States Treasury Notes
5,000,000	2.750	11/30/16	5,423,440

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,447,474)			$14,796,408

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.800%	$5,278,014
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co.
$18,154,000	0.010%	11/01/11	$18,154,000
Maturity Value: $18,154,005
(Cost $18,154,000)

TOTAL INVESTMENTS – 99.4%
(Cost $667,979,948)			$720,554,376

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			4,706,889

NET ASSETS – 100.0%			$725,261,265

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2011

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $55,341,391, which represents approximately 7.6% of net assets as of October 31, 2011.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2011.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Repurchase agreement was entered into on October 31, 2011. This agreement was fully collateralized by $18,520,000 U.S. Treasury Bills, 0.000%, due 12/29/11 with a market value of $18,519,704.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

Corporate Obligations	29.7%	28.1%
Collateralized Mortgage Obligations	24.1	28.1
U.S. Government Agency Obligations	14.4	14.5
Municipal Bond Obligations	12.0	8.0
Asset-Backed Securities	10.5	8.2
Mortgage-Backed Pass-Through Obligations	2.3	3.3
U.S. Treasury Obligations	2.1	3.5
Commercial Mortgage Obligations	0.7	1.7
Investment Companies	0.7	0.7
Government Guarantee Obligations	0.4	2.0
Short-term Investment	2.5	1.4

TOTAL INVESTMENTS	99.4%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2011.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2011, the Fund generated a total return of 1.07%. This return compares to the 1.82% total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors contributed to the Fund’s under performance relative to its benchmark during the reporting period. The Fund’s average maturity and duration were shorter than the benchmark’s numbers throughout the past year. With interest rates lower over the time period, this positioning detracted from performance. Also, the Fund’s maturity structure hindered performance, especially the underweight position in the 4-5 year maturity bucket.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund gradually raised its Agency exposure and lowered its Treasury exposure during the period. The Fund’s average duration was reduced further below its benchmark’s duration.

The Fund liquidated FDIC backed bank debt as maturity dates dropped below one year and appeared to be overvalued relative to Agency debentures.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s non-benchmark mortgage-backed securities exposure modestly helped enhance the Fund’s return during the period. The Fund’s overweight position in Agency debentures also contributed positively to performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining an average maturity and portfolio duration shorter than the benchmark’s numbers detracted from the Fund’s performance. As a result, the Fund did not fully benefit from the decline in interest rates over the 12 month period.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
Short-Term Government Fund	1.07%	1.82%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	1.46%	4.57%	3.59%	5.02%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	2.13%	4.91%	4.09%	5.48%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	1.07%	4.48%	3.48%	5.00%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.90%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.4%
Commercial – 0.6%
Small Business Administration Series 2006-P10B, Class 1
$ 776,843	5.681%	08/10/16	$849,855

Home Equity(a) – 1.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.695	04/25/34	615,992
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,361,081	1.145	08/25/44	1,225,493
Lehman XS Trust Series 2005-7N, Class 1A1A
318,823	0.515	12/25/35	191,227
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	0.945	07/25/34	244,653

			2,277,365

TOTAL ASSET-BACKED SECURITIES
(Cost $2,841,543)			$3,127,220

Mortgage-Backed Obligations – 24.6%
Collateralized Mortgage Obligations – 20.9%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 167,265	6.000%	10/25/33	$172,507
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
322,041	5.010	10/25/34	322,716
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
450,048	6.000	02/25/34	472,802
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
779,301	2.862	11/25/33	728,013
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
81,265	5.351	09/20/34	82,018
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
442,558	5.500	11/25/33	463,275
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
118,333	4.750	08/25/34	122,657
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
243,222	2.801	09/25/34	223,114
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
657,660	5.250	12/25/33	662,202
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
433,042	5.375	01/25/35	430,663
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
468,465	4.750	12/25/18	472,669
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
113,553	5.500	08/25/33	118,047
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
322,500	5.000	02/25/18	328,236

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
$ 399,668	2.761%	11/19/33	$374,217
FHLMC REMIC PAC Series 023, Class PK
358,815	6.000	11/25/23	379,058
FHLMC REMIC PAC Series 041, Class F
57,468	10.000	05/15/20	62,992
FHLMC REMIC PAC Series 159, Class H
26,229	4.500	09/15/21	27,522
FHLMC REMIC PAC Series 2022, Class PE
81,392	6.500	01/15/28	93,378
FHLMC REMIC PAC Series 2109, Class PE
236,377	6.000	12/15/28	258,136
FHLMC REMIC PAC Series 2345, Class PQ
32,043	6.500	08/15/16	33,569
FHLMC REMIC PAC Series 2522, Class PE
182,573	5.500	03/15/22	186,658
FHLMC REMIC PAC Series 2524, Class PD
164,644	5.500	12/15/31	169,366
FHLMC REMIC PAC Series 2594, Class OR
1,676	4.250	06/15/32	1,675
FHLMC REMIC PAC Series 2668, Class OE
276,060	5.000	10/15/28	277,346
FHLMC REMIC PAC Series 2760, Class EC
990,256	4.500	04/15/17	1,001,399
FHLMC REMIC PAC Series 2836, Class PX
567,002	4.000	05/15/18	585,467
FHLMC REMIC PAC Series 3028, Class MC
874,377	5.000	06/15/29	885,803
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	983,678
FHLMC REMIC PAC Series 3117, Class PC
438,756	5.000	06/15/31	450,453
FHLMC REMIC Series 2534, Class HB
9,299	5.000	10/15/16	9,296
FHLMC REMIC Series 2584, Class LX
4,065	5.500	12/15/13	4,069
FHLMC REMIC Series 2642, Class DA
334,517	5.000	05/15/22	344,879
FHLMC REMIC Series 2664, Class MA
172,550	5.000	04/15/30	174,026
FHLMC REMIC Series 2830, Class DA
300,392	5.000	07/15/19	320,225
FHLMC REMIC Series 2972, Class CA
377,802	4.500	05/15/20	397,890
FHLMC REMIC Series 3131, Class BA
169,223	5.500	11/15/24	176,062
FHLMC REMIC Series 3146, Class GA
193,525	5.500	11/15/24	201,775
FHLMC REMIC Series 3634, Class BJ
534,864	3.000	08/15/27	546,346

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
$ 29,374	0.000%	06/25/22	$26,664
FNMA REMIC PAC Series 1992-129, Class L
175,437	6.000	07/25/22	194,872
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(c)
5,361	0.000	10/25/22	5,321
FNMA REMIC PAC Series 1998-36, Class J
78,033	6.000	07/18/28	83,324
FNMA REMIC PAC Series 2001-71, Class MB
183,152	6.000	12/25/16	196,324
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	650,671
FNMA REMIC PAC Series 2003-14, Class AP
381,071	4.000	03/25/33	404,299
FNMA REMIC Series 1991-137, Class H
77,388	7.000	10/25/21	86,351
FNMA REMIC Series 1993-182, Class FA(a)
29,016	1.570	09/25/23	29,384
FNMA REMIC Series 2003-33, Class LD
932,427	4.250	09/25/22	952,578
FNMA REMIC Series 2004-8, Class GC
814,151	4.500	04/25/29	826,631
FNMA Series 2003-W17, Class 1A6
35,446	5.310	08/25/33	36,793
GNMA Series 1998-12, Class EB
153,814	6.500	05/20/28	157,859
GNMA Series 2001-53, Class F(a)
25,430	0.595	10/20/31	25,442
GSR Mortgage Loan Trust Series 2003-6F, Class A1
285,411	3.000	09/25/32	281,580
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
782,705	5.500	03/25/19	811,597
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.778	01/25/36	644,630
Impac CMB Trust Series 2003-8, Class 2A1(a)
487,993	1.145	10/25/33	392,861
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,286,077	0.595	05/25/36	1,143,791
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
374,732	2.760	10/25/34	339,287
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
661,694	2.685	04/21/34	620,859
Master Asset Securitization Trust Series 2003-6, Class 9A1
4,370	4.250	07/25/33	4,361
Master Asset Securitization Trust Series 2004-3, Class 5A1
36,828	6.250	01/25/32	37,128

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
MortgageIT Trust Series 2005-1, Class 1A1(a)
$2,379,968	0.565%	02/25/35	$1,814,635
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
87,572	3.330	09/25/34	76,980
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
353,073	4.750	04/25/34	355,429
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
117,086	5.000	05/25/18	119,862
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
168,396	5.000	05/25/18	174,617
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
23,220	6.250	12/25/23	24,161
Sequoia Mortgage Trust Series 10, Class 1A(a)
180,405	1.045	10/20/27	158,889
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
314,298	0.905	06/20/33	268,422
Structured Asset Securities Corp. Series 2003-20, Class 1A1
739,201	5.500	07/25/33	761,510
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,098,096	2.437	10/25/33	959,778
Vendee Mortgage Trust Series 1996-2, Class 1Z
216,207	6.750	06/15/26	255,166
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
873,603	5.000	05/25/18	896,626
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
684,188	5.750	09/25/18	706,228

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,404,836)			$27,069,114

Commercial Mortgage Obligations – 1.1%
GNMA Series 2004-20, Class C
$ 84,861	4.430%	04/16/34	$85,126
GNMA Series 2004-60, Class C(a)
588,884	5.240	03/16/28	600,828
GNMA Series 2009-65, Class AF
739,054	4.000	07/20/39	788,820

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,456,353)			$1,474,774

Mortgage-Backed Pass-Through Obligations – 2.6%
FHLMC
$ 89,557	5.500%	08/01/17	$96,721
204,995	5.500	09/01/21	221,649
74,571	6.000	10/01/23	81,416
288,854	5.000	05/01/27	309,387
FNMA
29,733	6.500	09/01/13	31,087
106,246	10.500	11/01/15	114,420

28	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 75,619	6.000%		07/01/16	$82,100
360,211	5.500		05/01/19	391,163
362,728	5.500		06/01/20	393,896
3,357	3.195	(a)	08/01/23	3,526
3,186	9.000		07/01/24	3,204
8,258	2.455	(a)	12/01/28	8,315
43,530	7.000		11/01/31	50,171
588,075	6.000		07/01/33	652,763
539,372	2.488	(a)	02/01/34	568,371
290,890	3.463	(a)	10/01/34	305,541
GNMA
7,461	8.000		07/15/17	7,562
1,341	3.000	(a)	12/20/24	1,396
14,142	2.375	(a)	04/20/26	14,659
13,593	2.625	(a)	08/20/26	14,082
15,482	2.375	(a)	01/20/28	16,020

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $3,228,418)				$3,367,449

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $31,089,607)				$31,911,337

Government Guarantee Obligations(d) – 4.0%
Ally Financial, Inc.
$1,000,000	2.200%		12/19/12	$1,021,580
Keybank National Association
400,000	3.200		06/15/12	407,626
Morgan Stanley & Co.
750,000	2.250		03/13/12	755,350
Regions Bank
1,000,000	3.250		12/09/11	1,003,521
U.S. Bancorp
1,000,000	1.800		05/15/12	1,009,195
U.S. Central Credit Union
900,000	1.900		10/19/12	914,736

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $5,043,776)				$5,112,008

U.S. Government Agency Obligations – 53.5%
FFCB
$1,000,000	3.875%		10/07/13	$1,066,208
2,600,000	2.625		04/17/14	2,728,638
1,170,000	3.000		09/22/14	1,244,455
150,000	4.700		08/10/15	170,307
250,000	7.000		09/01/15	306,119
500,000	6.125		12/29/15	601,717
1,000,000	2.700		04/18/16	1,008,540

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLB
$1,250,000	4.750%	12/09/11	$1,255,984
1,000,000	3.500	03/08/13	1,042,358
1,500,000	5.125	08/14/13	1,626,678
1,000,000	3.625	10/18/13	1,061,713
1,300,000	1.375	05/28/14	1,325,446
1,560,000	5.250	06/18/14	1,749,838
1,000,000	5.250	09/12/14	1,127,317
1,000,000	1.550	05/15/15	1,000,375
2,500,000	5.000	12/21/15	2,881,592
1,000,000	4.000	03/04/16	1,031,366
FHLMC
1,575,000	2.125	09/21/12	1,601,062
1,500,000	4.625	10/25/12	1,564,590
1,800,000	1.625	04/15/13	1,833,716
1,500,000	4.000	06/12/13	1,587,702
2,000,000	4.500	07/15/13	2,141,322
1,560,000	2.500	01/07/14	1,628,919
1,600,000	2.500	04/23/14	1,675,770
790,000	5.000	07/15/14	881,707
1,000,000	4.500	01/15/15	1,116,908
1,200,000	2.875	02/09/15	1,278,743
2,600,000	1.750	09/10/15	2,682,680
1,300,000	5.300	12/01/15	1,515,315
FNMA
1,000,000	6.125	03/15/12	1,022,262
2,000,000	3.625	02/12/13	2,083,116
1,500,000	4.375	03/15/13	1,583,271
1,200,000	0.875	03/21/14	1,200,766
1,600,000	2.500	05/15/14	1,676,933
1,500,000	0.875	08/28/14	1,510,351
2,000,000	3.000	09/16/14	2,137,162
1,250,000	4.625	10/15/14	1,395,229
2,000,000	2.625	11/20/14	2,118,648
1,800,000	5.000	04/15/15	2,052,860
1,250,000	2.375	07/28/15	1,320,164
1,000,000	4.375	10/15/15	1,130,176
2,000,000	1.625	10/26/15	2,051,358
1,800,000	5.000	03/15/16	2,098,289
1,500,000	2.750	03/21/16	1,513,786
1,250,000	2.250	06/06/16	1,262,563
1,500,000	1.250	09/28/16	1,497,862
Tennessee Valley Authority
900,000	6.790	05/23/12	933,170

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,068,520)			$69,325,051

U.S. Treasury Obligations – 12.4%
United States Treasury Inflation Protected Securities
$1,259,870	3.000%	07/15/12	$1,296,780
1,225,960	2.000	01/15/14	1,312,830
1,201,740	2.000	07/15/14	1,308,207

The accompanying notes are an integral part of these financial statements.	29

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 435,000	4.500%	04/30/12	$444,516
1,800,000	1.375	09/15/12	1,818,914
2,400,000	1.375	11/15/12	2,429,626
1,200,000	1.750	04/15/13	1,226,808
1,200,000	1.750	03/31/14	1,240,969
1,700,000	2.375	10/31/14	1,797,883
1,200,000	2.250	01/31/15	1,268,063
1,800,000	2.125	05/31/15	1,899,144

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,340,525)			$16,043,740

Short-term Investment(e) – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co.
$3,354,000	0.010%	11/01/11	$3,354,000
Maturity Value: $3,354,001
(Cost $3,354,000)

TOTAL INVESTMENTS – 99.5%
(Cost $124,737,971)			$128,873,356

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			636,778

NET ASSETS – 100.0%			$129,510,134

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2011.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $244,653, which represents approximately 0.2% of net assets as of October 31, 2011.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Repurchase agreement was entered into on October 31, 2011. This agreement was fully collateralized by $3,425,000 U.S. Treasury Bills, 0.000%, due 12/29/11 with a market value of $3,424,945.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

U.S. Government Agency Obligations	53.5%	46.1%
Collateralized Mortgage Obligations	20.9	21.6
U.S. Treasury Obligations	12.4	13.6
Government Guarantee Obligations	4.0	7.0
Mortgage-Backed Pass-Through Obligations	2.6	3.3
Asset-Backed Securities	2.4	1.6
Commercial Mortgage Obligations	1.1	2.5
Short-term Investment	2.6	3.7

TOTAL INVESTMENTS	99.5%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2011.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2011, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 4.73%.

Over the one-year period ended October 31, 2011, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 3.77%.

Over the one-year period ended October 31, 2011, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 4.09%.

These returns compare to the 3.89% annualized total return of the Barclays Capital 3-15 Year Blend Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: The widespread concerns over state and local government finances pushed all muni yields at the beginning of the fiscal year to their highest point relative to Treasuries since late 2008. We took advantage of a great buying opportunity by extending maturity/duration in all three Funds in early 2011. This strategy turned out to be a positive move as muni bond yields were lower (prices higher) during the fiscal year. Unlike 2010, the highest quality bonds performed the best over the last year. Overall this was a slight drag on our relative performance as all three Funds maintained an overweight position in lower quality issues relative to their benchmark. Given our ability to find bonds with longer maturities throughout the country, the National Tax-Free Fund was able to significantly outperform its benchmark. The same could not be said for the two single-state funds. A limited supply of bonds with longer maturities, particularly in Missouri, proved to be a drag on performance relative to the benchmark. Over time these differences or imbalances between states tend to work themselves out.

Q: Were there any significant adjustments made to the Funds’ portfolio during the period?

A: One of the biggest changes in the National Tax-Free Fund was to extend the average maturity/duration. At the beginning of 2011, we made a concentrated effort to purchase bonds with longer maturities in sectors and credits we believed presented the best long-term opportunities. We were not as successful in finding state specific long bonds in the two single-state funds, but we were able to place some national issues in both the Missouri and Kansas Funds. Our favorite sectors continue to be hospitals and lease revenue bonds.

Q: Could you describe some specific holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were some of our longest maturities such as North Texas Toll Revs 6.00% due 2/1/34, Regional Transportation Authority 6.00% due 7/1/29, and Michigan St Bldg Rev 5.20% due 10/15/31.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were some of our longest maturities such as Independence MO S/D 5.25% due 3/1/30, St Charles MO 5.65% due 2/1/30, and Springfield MO 6.05% due 3/1/29.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were some of our longest maturities such as Wyandotte Cnty KS due 5.00% 9/1/24, KDFA 5.25% due 1/1/25, and Burlington KS PCR 4.85% due 6/1/31.

Q: What were some examples of holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, Pennsylvania St Hsg 4.00% due 10/1/18 and Rhode Island St Hsg due 4/1/22 performed poorly.

In the Missouri Tax-Free Intermediate Bond Fund, Missouri St Dev Rev 5.00% due 4/1/13 and Washington MO S/D 5.00% due 4/1/13 performed poorly.

In the Kansas Tax-Free Intermediate Bond Fund, Douglas Cnty KS 5.00% due 8/1/12 and Dodge City KS 2.00% due 12/1/13 performed poorly.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
National Tax-Free Intermediate Bond Fund	4.73%	3.89%	Barclays Capital 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.93%	4.96%	4.58%	4.97%
Barclays Capital 3-15 Year Blend Index (as of March 1, 1995)(c)	4.04%	5.45%	5.04%	5.71%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.73%	4.79%	4.43%	4.92%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.70%	0.87%

(a)

Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.5%
Alabama – 0.6%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A2)
$1,005,000	5.000%	06/01/16	$1,045,160
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA+/Aa3)
65,000	4.500	07/01/23	67,261

			1,112,421

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,089,627

Arizona – 8.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	726,880
750,000	4.750	01/01/22	774,023
1,000,000	5.000	01/01/25	1,035,160
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,077,905
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,143,380
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,513,455
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,337,148
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	964,602
335,000	5.000	07/01/18	376,027
350,000	5.000	07/01/19	387,289
1,100,000	5.125	07/01/22	1,195,799
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,094,022
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,091,400
500,000	5.000	07/01/20	541,125
1,000,000	5.000	07/01/21	1,076,920

			17,335,135

Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA GTD) (A/NR)
535,000	5.480	09/01/17	566,367

California – 6.4%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,073,670

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
$1,500,000	0.000%	07/01/27	$597,915
California Educational Facilities Authority Revenue Bonds for Loyola Marymount University Series A (NR/A2)
500,000	5.125	10/01/40	512,885
Fresno CA Unified School District GO Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	484,560
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA+/Aa2)(a)
3,855,000	0.000	08/01/26	1,664,011
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A-/A3)
600,000	5.000	11/01/16	662,304
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	643,652
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,056,040
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA+/Aa2)(a)
2,000,000	0.000	08/01/24	974,720
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	2,390,069
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	485,056
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa1)
800,000	5.250	02/01/23	862,704
St. Helena CA Unified School District GO Bonds (Capital Appreciation) Election of 2010 Series B (AA+/NR)(a)
1,445,000	0.000	08/01/27	612,174
Yuba CA Community College District GO Bonds Election of 2006 Series C (NR/Aa2)
500,000	5.250	08/01/47	507,965

			12,527,725

Colorado – 1.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,019,440
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	960,840
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
430,000	4.350	11/01/19	443,317
450,000	4.600	11/01/20	467,334

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
$ 250,000	4.500%	12/01/23	$258,940

			3,149,871

District of Columbia – 0.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,221,246

Florida – 10.2%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	914,716
Broward County FL Airport System Revenue Bonds (Refunding) Series O (A+/A1)
1,395,000	5.375	10/01/29	1,465,964
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,102,520
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
50,000	5.500	07/01/21	60,461
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,537,920
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,075,860
1,000,000	5.250	10/01/23	1,087,420
1,000,000	5.500	10/01/25	1,085,700
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	769,289
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (NATL-RE) (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,090,320
Miami-Dade County FL GO Bonds (Refunding-Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,419,680
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA+/Aa3)
1,805,000	4.000	04/01/18	1,919,275
1,260,000	4.000	04/01/19	1,327,712
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,277,314
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	496,657
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	221,866

			19,852,674

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (BBB/Baa1)
$ 90,000	6.100%	10/01/19	$110,295
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	66,329
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	500,675

			677,299

Illinois – 15.2%
Chicago IL GO Bonds (Project & Refunding) Series A (AGM) (AA+/Aa3)
1,500,000	5.000	01/01/28	1,540,680
Chicago IL Metropolitan Water Reclamation District Greater Chicago GO Bonds (Refunding) Series C (AAA/Aaa)
500,000	5.250	12/01/26	600,520
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL- RE) (FGIC) (BBB/Aa3)
1,000,000	5.250	12/01/18	1,132,950
Cook & Du Page Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
1,000,000	5.000	01/01/26	1,034,050
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA+/Aa3)
300,000	6.400	12/01/28	330,126
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/Aa3)(a)
2,320,000	0.000	12/01/22	1,298,249
2,080,000	0.000	12/01/25	932,589
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,064,235
Dekalb Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	482,550
400,000	5.000	02/01/23	425,228
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa1)
2,000,000	5.250	12/01/22	2,102,780
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	489,251
490,000	4.900	01/01/27	507,297
1,625,000	5.000	01/01/30	1,669,834
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	331,524

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR) – (continued)
$ 405,000	4.000%	12/01/18	$420,682
420,000	4.250	12/01/19	436,586
440,000	4.500	12/01/20	459,325
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,242,271
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	102,165
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	682,337
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,019,350
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
230,000	3.700	02/01/13	233,553
Illinois State GO Bonds (A+/A1)
1,000,000	4.000	04/01/19	1,023,270
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A1)
2,000,000	5.500	08/01/17	2,275,500
Illinois State GO Bonds Series A (A+/A1)
2,000,000	5.000	03/01/17	2,121,640
1,000,000	5.000	03/01/28	1,005,160
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/WR)
435,000	6.150	12/01/12	454,575
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA+/NR)(a)
540,000	0.000	04/01/18	436,957
Regional Transportation Authority IL Revenue Bonds Series A (NATL-RE) (AA/Aa3)
2,345,000	6.000	07/01/29	2,763,981
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,060,250

			29,679,465

Indiana – 4.6%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	676,176
615,000	5.000	11/01/16	696,961
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	263,670
675,000	6.050	02/01/23	715,811
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,200,520

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
$ 390,000	5.000%	02/01/13	$407,300
120,000	5.000	08/01/14	130,403
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,187,511
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,029,900
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	559,383

			8,867,635

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
110,000	4.300	07/01/16	111,032

Kansas – 0.4%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	822,684

Kentucky – 1.6%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,042,450
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	2,018,446

			3,060,896

Louisiana – 4.4%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,225,300
Louisiana Public Facilities Authority Revenue Bonds Nineteenth Judicial District Court Series 2007 (NATL-RE) (FGIC) (BBB/A2)
1,000,000	5.000	06/01/16	1,104,290
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,128,578
1,245,000	5.000	02/01/30	1,173,774

			8,631,942

Maine – 0.5%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,055,620

The accompanying notes are an integral part of these financial statements.	35

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – 4.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
$1,860,000	5.100%	01/01/25	$1,918,739
Massachusetts State Devlopment Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,385,760
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,023,120
1,415,000	5.000	07/01/21	1,490,094
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (Go of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	72,431

			7,890,144

Michigan – 4.8%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,625,295
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
1,080,000	5.500	02/01/18	1,173,334
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
265,000	5.125	11/01/12	271,429
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (BBB/Baa1)
355,000	5.000	11/15/12	356,200
Michigan State Building Authority Revenue Bonds (Refunding) Facilities Program Series 2011 I-A (A+/Aa3)
3,000,000	5.200	10/15/31	3,229,230
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
690,000	4.500	10/01/19	711,286
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (Go of Authority) (AAA/NR)
2,000,000	4.750	12/01/25	2,010,280

			9,377,054

Minnesota – 0.9%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
575,000	3.800	07/01/17	591,215
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/A1)
1,000,000	5.000	11/15/19	1,107,930

			1,699,145

Missouri – 0.6%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	102,684

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a) – (continued)
$ 125,000	0.000%	02/01/15	$112,263
305,000	0.000	02/01/17	249,456
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	278,916
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	499,990

			1,243,309

Montana – 0.2%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
185,000	4.350	06/01/16	187,061
195,000	4.350	12/01/16	197,172

			384,233

Nebraska – 1.0%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	547,630
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AMT) (AA+/NR)
110,000	4.300	09/01/14	112,972
145,000	4.350	03/01/15	147,282
95,000	4.350	09/01/15	96,739
10,000	4.400	09/01/16	10,179
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/NR)
1,000,000	6.100	09/01/45	1,067,360

			1,982,162

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/A1)
1,020,000	5.000	07/01/28	1,044,358
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	102,095

			1,146,453

New Hampshire – 0.4%
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
680,000	5.300	07/01/28	708,948

New Jersey – 2.8%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	2,091,360
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,002,070

36	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
$2,465,000	0.000%	12/15/26	$1,114,599
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,229
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,055,138

			5,370,396

New York – 0.2%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	170,088
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
185,000	5.750	07/01/13	194,622

			364,710

North Dakota – 0.8%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	292,102
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	570,933
635,000	4.450	07/01/17	649,491

			1,512,526

Ohio – 1.5%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,350,737
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	455,370
1,000,000	5.000	05/01/18	1,124,760

			2,930,867

Oklahoma – 2.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,032,410
1,000,000	4.850	09/01/18	1,092,100
1,000,000	5.000	09/01/19	1,102,600
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,221,740
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	158,280

			5,607,130

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oregon – 0.5%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
$ 590,000	5.000%	07/01/17	$653,584
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
350,000	5.050	07/01/17	358,978

			1,012,562

Pennsylvania – 4.1%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	790,660
1,025,000	5.000	10/01/19	1,075,451
1,250,000	5.250	10/01/31	1,233,237
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,094,089
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,212,743
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	863,927
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
425,000	5.000	08/01/20	437,406
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,374,813

			8,082,326

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
10,000	5.000	07/01/20	10,725

Rhode Island – 2.2%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
460,000	5.125	10/01/30	459,701
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	505,735
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	776,865
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,477,082
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
440,000	3.500	04/01/22	438,469

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
$ 180,000	5.700%	12/01/12	$180,281
205,000	5.800	12/01/14	205,285
125,000	5.900	12/01/15	125,520
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/WR)
190,000	5.750	12/01/13	190,159

			4,359,097

South Carolina – 3.1%
Clarendon Hospital District GO Bonds Series 2011 (A-/A2)
1,385,000	6.500	04/01/32	1,540,466
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	585,189
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	776,475
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA+/Aa3)
1,000,000	5.000	12/01/22	1,028,380
1,500,000	5.000	12/01/28	1,522,095
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA+/Aa2)
175,000	5.500	12/01/15	199,532
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA+/Aa3)
255,000	5.500	12/01/15	289,672

			5,941,809

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
220,000	4.250	01/01/14	224,640

Texas – 2.5%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	234,201
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	528,730
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (AMT) (NATL-RE) (FGIC) (A+/A1)
130,000	5.750	11/01/15	130,419
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	257,074
Lower Colorado River Authority Revenue Bonds (Prerefunded) (NR/A1)(b)
5,000	5.625	05/15/19	6,289

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority Revenue Bonds (Refunding-System First Tier) (A-/A2)
$3,000,000	6.000%	01/01/34	$3,278,040
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
85,000	4.600	09/01/19	86,126
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	327,663

			4,848,542

Utah – 0.2%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
350,000	3.850	07/01/16	350,781

Vermont – 0.7%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/Baa1)
1,375,000	5.000	12/15/20	1,391,995

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (NATL-RE) (FGIC) (BBB/WR)
1,000,000	5.250	07/15/17	1,102,530

Washington – 2.9%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,031,120
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	173,379
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	569,220
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,049,260
1,750,000	5.250	07/01/25	1,765,628

			5,588,607

West Virginia – 0.5%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,014,010

Wisconsin – 0.9%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	125,211
350,000	5.000	12/01/15	382,718
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
100,000	4.375	05/01/12	101,645

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
$1,000,000	5.000%	08/15/21	$1,094,250

			1,703,824

Wyoming – 1.2%
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	540,000
500,000	2.125	06/01/16	500,865
450,000	2.250	12/01/16	450,855
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	169,539
280,000	4.250	12/01/14	289,128
385,000	4.300	12/01/15	391,614

			2,342,001

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $180,505,649)			$187,952,165

Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$4,740,000	0.010%	11/01/11	$4,740,000
Maturity Value: $4,740,001
(Cost $4,740,000)

TOTAL INVESTMENTS – 98.9%
(Cost $185,245,649)			$192,692,165

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			2,185,510

NET ASSETS – 100.0%			$194,877,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on October 31, 2011. This agreement was fully collateralized by $4,835,000 U.S. Treasury Bills, 0.000%, due 12/29/11 with a market value of $4,834,923.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA GTD	—Guaranteed by Arkansas Department of Finance and Administration
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

General Obligations	21.4%	12.4%
Hospital	15.7	17.2
Education	15.2	14.4
General	11.7	9.0
Lease	10.9	19.1
Transportation	8.5	6.8
Single Family Housing	7.1	10.6
Student	2.4	3.2
Water/Sewer	1.3	4.6
Multi Family Housing	0.8	0.0
Power	0.8	1.9
Crossover	0.6	0.0
Prerefunded/Escrow to Maturity	0.1	0.1
Short-term Investment	2.4	0.5

TOTAL INVESTMENTS	98.9%	99.8%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
Missouri Tax-Free Intermediate Bond Fund	3.77%	3.89%	Barclays Capital 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011( b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	3.87%	4.50%	4.24%	4.72%
Barclays Capital 3-15 Year Blend Index (as of March 1, 1995)(c)	4.04%	5.45%	5.04%	5.71%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	3.77%	4.33%	4.09%	4.67%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.70%	0.86%

(a)

Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

     Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.0%
Arizona – 2.6%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,035,160
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,274,350
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,250,611
1,215,000	5.150	07/01/24	1,309,928

			6,870,049

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	797,220
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,112,080
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA+/Aa2)(a)
2,000,000	0.000	08/01/24	974,720

			3,884,020

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	670,131

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,102,520

Georgia – 0.4%
Georgia Housing & Finance Authority Revenue Bonds (Single Family Mortgage) (Non AMT) Series A (Go of Authority) (AAA/NR)
1,000,000	4.500	12/01/25	1,023,180

Idaho – 0.3%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa1)
825,000	5.250	07/01/29	853,322

Illinois – 1.8%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,620,210
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,024,540
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,054,270

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$1,000,000	5.500%	08/15/24	$1,026,670

			4,725,690

Indiana – 1.5%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,133,680
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	537,620
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,435,000	5.000	07/01/35	1,428,987

			4,100,287

Iowa – 0.7%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
540,000	5.000	07/01/23	545,222
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,286,122

			1,831,344

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
430,000	5.750	07/01/39	446,847

Louisiana – 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,630,530
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,315,420

			8,945,950

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,026,290

Missouri – 80.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	204,190
230,000	3.000	11/01/18	232,466
210,000	3.000	11/01/19	210,000
225,000	3.625	11/01/22	227,149
470,000	3.700	11/01/23	472,594

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (A+/NR) – (continued)
$ 225,000	3.800%	11/01/24	$226,789
480,000	3.875	11/01/25	481,901
250,000	4.000	11/01/26	251,670
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	524,870
500,000	5.250	03/01/29	519,305
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	158,015
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	161,813
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA+/Aa3)
2,000,000	5.250	07/01/20	2,275,480
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,466,090
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,085,660
1,250,000	5.000	03/01/19	1,349,562
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	329,448
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
500,000	5.250	03/01/17	585,585
1,000,000	5.250	03/01/21	1,086,580
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	215,617
215,000	1.900	03/01/14	215,602
220,000	2.250	03/01/15	220,598
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	408,476
1,000,000	5.250	06/01/13	1,048,940
1,550,000	5.500	06/01/16	1,609,969
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,129,960
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,014,380
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,014,440
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,435,904

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR) – (continued)
$2,435,000	5.000%	03/01/28	$2,684,174
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	753,366
650,000	5.000	03/01/22	701,772
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	887,039
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	413,640
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	687,793
1,000,000	4.500	12/01/20	1,044,630
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,001,183
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	403,853
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	570,978
Florissant MO Certificates of Participation (EMT) (NATL-RE) (FGIC) (NR/A1)
560,000	5.000	08/01/12	579,684
Florissant MO Certificates of Participation (NATL-RE) (FGIC) (NR/A1)(b)
1,435,000	5.000	08/01/12	1,485,440
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,214,611
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	779,226
935,000	5.000	03/01/18	1,038,243
945,000	5.000	03/01/19	1,038,366
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	597,977
1,455,000	6.250	12/01/35	1,405,792
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	407,225
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	503,438

42	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
$ 200,000	5.000%	09/01/20	$214,128
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/Aa2)
425,000	2.500	07/01/15	433,972
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/Aa2)
450,000	2.000	03/01/13	455,621
280,000	2.500	03/01/15	285,390
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	520,000
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	656,721
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,440,599
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	515,460
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
395,000	4.600	06/01/29	377,987
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,262,780
1,700,000	5.250	03/01/31	1,913,316
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,608,429
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,360,237
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	561,281
555,000	4.500	12/01/20	582,972
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	536,765
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,156,120
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	556,310
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000%	12/01/22	1,450,848

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
$ 900,000	3.500%	12/01/18	$936,657
920,000	3.850	12/01/20	953,543
500,000	4.350	12/01/23	514,385
820,000	4.500	12/01/24	840,016
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
1,735,000	5.500	12/01/12	1,782,817
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/WR)
1,000,000	5.250	12/01/15	1,039,600
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	308,151
435,000	4.000	12/01/21	460,234
425,000	4.000	12/01/22	447,721
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	468,591
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,296,035
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	825,445
555,000	5.500	02/15/14	577,511
2,570,000	5.500	02/15/29	2,566,916
1,500,000	5.750	02/15/35	1,499,850
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,113,990
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,191,519
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,804,036
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
280,000	6.431	04/01/18	289,867
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,459,080
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	518,470
Kansas City MO Special Obligation Tax Allocation (Refunding-Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	518,195

The accompanying notes are an integral part of these financial statements.	43

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
$ 500,000	6.050%	09/01/30	$527,990
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	801,630
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	569,195
545,000	5.000	03/01/22	616,035
500,000	5.000	03/01/23	563,035
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
1,000,000	5.250	07/01/12	1,003,510
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	486,346
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA+/Aa3)
1,620,000	4.750	03/01/16	1,718,885
850,000	4.750	03/01/17	899,291
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,151,020
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (NATL-RE) (AA-/Aa3)(b)
1,410,000	5.250	12/01/11	1,415,598
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA+/Aa3)
830,000	5.250	03/01/21	931,277
700,000	5.250	03/01/22	782,467
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,064,810
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A-/NR)
590,000	4.250	04/01/12	596,614
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,017,480
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	735,252
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Eastland Center Project) Series A (A-/NR)
150,000	4.500	04/01/22	154,347

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Hartman Heritage Center Phase II) (AMBAC) (A-/WR)
$ 300,000	5.000%	04/01/13	$304,731
1,070,000	5.000	04/01/19	1,078,153
1,240,000	5.000	04/01/21	1,248,072
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Independence-Centerpoint Project) (A-/NR)
935,000	4.750	04/01/28	946,080
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (Go of Authority) (NR/NR)(b)
705,000	5.000	01/01/13	742,696
715,000	5.125	01/01/13	754,268
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	471,896
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,287,312
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series A (NR/Aaa)
435,000	5.200	07/01/12	436,662
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (Go of Authority) (NR/Aaa)
415,000	5.125	01/01/18	432,733
20,000	5.000	01/01/22	20,692
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,387,382
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,214,126
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,275,310
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,327,508
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,044,620
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,456,408

44	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
$ 510,000	5.000%	02/15/14	$529,579
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,204,980
2,000,000	5.000	04/01/25	2,150,620
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,091,720
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,025,740
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA+/Aa3)
2,000,000	5.000	11/15/14	2,175,100
1,000,000	5.000	11/15/19	1,125,860
Missouri State Health & Educational Facilities Authority Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	501,610
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,168,713
1,545,000	5.000	02/15/20	1,687,928
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,382,412
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	622,572
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	481,735
3,420,000	4.750	07/01/42	3,322,975
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
965,000	3.950	05/01/21	965,656
1,130,000	3.950	11/01/21	1,130,768
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,644,474
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa1)
770,000	5.450	03/01/14	772,410
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,596,523

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Nixa MO Electric System Revenue Bonds (XLCA) (NR/WR)
$1,000,000	4.750%	04/01/15	$1,038,340
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	11/15/18	1,037,750
1,000,000	5.000	11/15/19	1,033,360
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	273,248
280,000	3.000	04/01/19	271,942
265,000	3.250	04/01/20	259,636
275,000	4.000	04/01/21	281,193
315,000	4.000	04/01/22	319,029
385,000	4.500	04/01/27	388,126
405,000	4.500	04/01/28	406,252
425,000	4.625	04/01/29	427,236
445,000	4.750	04/01/30	449,134
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,443,160
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,967,402
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,392,395
1,000,000	5.250	11/01/18	1,132,250
2,000,000	5.250	11/01/19	2,272,080
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA+/NR)
1,500,000	5.000	03/01/19	1,771,635
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	488,734
Parkville MO GO Notes (Brush Creek Drain Area Neighborhood Temporary Notes) Series A (SP-1+/NR)
2,210,000	2.000	08/01/12	2,215,370
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,912,114
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	493,594
850,000	5.000	12/01/20	951,303
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	154,058
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	101,424
100,000	4.700	07/01/27	101,093
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	381,661

The accompanying notes are an integral part of these financial statements.	45

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 175,000	2.500%	05/01/15	$176,580
150,000	2.650	05/01/16	151,206
330,000	2.500	08/01/16	329,848
125,000	3.000	05/01/17	126,775
345,000	3.000	08/01/17	349,730
150,000	3.150	05/01/18	151,584
360,000	3.000	08/01/18	359,989
150,000	3.300	05/01/19	151,577
250,000	3.500	05/01/20	251,880
300,000	3.750	05/01/21	303,627
325,000	3.875	05/01/22	328,630
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,947,826
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,034,780
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	466,762
500,000	5.500	03/01/15	520,590
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/WR)
200,000	4.750	04/01/12	200,630
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	589,383
575,000	6.850	03/01/29	628,486
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,073,820
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	206,834
530,000	4.500	11/01/19	570,306
610,000	4.500	11/01/20	652,255
645,000	4.750	11/01/21	696,220
685,000	4.750	11/01/22	734,765
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	415,573
405,000	4.750	11/01/22	434,423
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	3,005,709
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,179,973
100,000	5.200	12/01/31	104,624

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NATL-RE) (NR/Baa1)
$ 530,000	5.000%	12/01/12	$548,942
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	675,857
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,295,225
St. Charles MO Certificates of Participation Series B (NR/A1)
1,000,000	5.500	05/01/18	1,032,270
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	106,255
735,000	5.200	06/01/24	777,615
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	497,673
515,000	5.000	11/15/16	520,696
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	430,800
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA+/Aa3)
2,000,000	5.000	07/01/24	2,018,500
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	107,919
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-City Justice Center) Series A (AMBAC) (A/WR)
700,000	5.250	02/15/15	705,040
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,291,043
1,345,000	4.000	08/01/14	1,419,406
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (BBB/Baa1)
100,000	5.140	12/15/14	106,873
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,708,320
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,162,364
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA+/Aa1)(b)
375,000	5.375	11/01/11	375,000
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	304,164

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR) – (continued)
$ 345,000	3.000%	03/01/18	$351,176
360,000	3.000	03/01/19	362,059
385,000	3.150	03/01/21	384,373
700,000	3.300	03/01/23	695,394
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	228,137
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	405,741
470,000	3.250	04/15/18	471,053
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	733,537

			214,531,190

Nevada – 1.0%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA+/Aa3)
2,505,000	5.400	07/01/33	2,632,054

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	984,210
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,018,380

			2,002,590

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
555,000	5.000	07/01/22	592,318
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance – Government Facilities) Series l (BBB/Baa1)
2,320,000	5.250	07/01/33	2,324,385

			2,916,703

South Carolina – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA+/Aa3)
1,035,000	5.000	12/01/28	1,050,246

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,522,325

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $250,667,416)			$261,134,738

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$2,506,000	0.010%	11/01/11	$2,506,000
Maturity Value: $2,506,001
(Cost $2,506,000)

TOTAL INVESTMENTS – 98.9%
(Cost $253,173,416)			$263,640,738

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			3,027,492

NET ASSETS – 100.0%			$266,668,230

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on October 31, 2011. This agreement was fully collateralized by $2,560,000 U.S. Treasury Bills, 0.000% due 12/29/11 with a market value of $2,559,959.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—Not Rated
Radian	—Insuredby Radian Asset Assurance
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

General Obligations	23.4%	25.0%
Lease	23.4	23.5
Hospital	18.2	17.7
General	10.6	9.9
Education	6.1	4.6
Transportation	5.5	4.9
Water/Sewer	4.9	5.7
Single Family Housing	2.1	2.1
Multi Family Housing	1.7	1.6
Prerefunded/Escrow to Maturity	1.1	1.9
Power	0.6	1.3
Crossover	0.4	1.1
Short-term Investment	0.9	0.0

TOTAL INVESTMENTS	98.9%	99.3%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

48	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2011 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Because the Fund is not subject to a sales charge, such a charge is not applied to its Total Returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2010 - October 31, 2011	Fund Total Return(a)	Index Total Return	Index
Kansas Tax-Free Intermediate Bond Fund	4.09%	3.89%	Barclays Capital 3-15 Year Blend(c)

Standardized Average Annual Total Return through September 30, 2011(b)

Standardized Average Annual Total Return through September 30, 2011(b)	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	4.41%	4.61%	4.29%	4.60%
Barclays Capital 3-15 Year Blend Index (as of December 26, 2000)(c)	4.04%	5.45%	5.04%	5.27%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2001 through October 31, 2011.

Average Annual Total Return through October 31, 2011	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	4.09%	4.42%	4.13%	4.51%

Expense Ratios(d)

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.70%	0.96%

(a)

Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense reimbursements) and before waivers (gross of applicable fee waivers and/or expense reimbursements), are as set forth above according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2012. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.3%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$465,822

California – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
670,000	0.000	07/01/27	267,069
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	528,020
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)(a)
2,275,000	0.000	08/01/24	1,157,929

			1,953,018

Florida – 3.3%
Duval County FL School Board Certificates of Participation (Master Lease Program) Series B (AA-/Aa3)
1,250,000	5.000	07/01/35	1,278,675
Miami-Dade County Aviation Revenue Bonds Series B (A-/A2)
2,000,000	5.000	10/01/41	1,969,380

			3,248,055

Illinois – 0.9%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	922,086

Indiana – 3.5%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,066,840
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	995,810
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AA+/Aa3)
1,300,000	5.000	01/15/31	1,363,973

			3,426,623

Iowa – 0.3%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
280,000	5.000	07/01/23	282,708

Kansas – 73.7%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/WR)(b)
1,000,000	4.750	08/01/12	1,032,910
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/Baa1)
190,000	4.850	06/01/31	194,214

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
$ 500,000	5.000%	09/01/18	$600,575
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,104,300
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,033,126
235,000	4.000	09/01/18	254,796
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	441,663
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
400,000	2.000	12/01/11	400,284
1,015,000	2.000	12/01/13	1,020,187
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,463,514
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,034,310
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
495,000	5.000	09/01/15	551,772
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	774,325
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,033,560
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	838,665
500,000	4.000	09/01/20	554,050
Johnson County KS Unified School District No 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,031,260
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/WR)
500,000	6.000	10/01/16	596,715
1,770,000	5.000	10/01/18	1,908,449
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	1,004,032
975,000	5.000	10/01/23	1,055,067
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	221,330

50	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
$ 275,000	5.000%	12/01/19	$283,899
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	888,533
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	626,004
600,000	5.000	09/01/34	622,614
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	726,788
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,132,260
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	861,144
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
1,270,000	5.250	05/01/13	1,274,445
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	516,475
1,425,000	5.250	07/01/31	1,482,157
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,422,465
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,204,981
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL-RE) (AA/Baa1)
400,000	5.000	02/01/12	401,128
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,036,790
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
400,000	5.000	05/01/12	401,468
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
2,000,000	5.000	11/01/27	2,179,960
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/WR)
1,600,000	5.000	08/01/17	1,683,536
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,124,940

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(b)
$ 705,000	5.500%	04/01/12	$720,496
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,619,625
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/WR)
600,000	5.000	06/01/13	613,788
630,000	5.000	06/01/14	641,857
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	1,884,522
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,199,135
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,097,509
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	337,711
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,057,710
455,000	5.375	07/01/15	478,806
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,647,104
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,223,596
315,000	5.250	09/01/29	343,652
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa1)
150,000	5.000	09/01/20	162,404
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	349,278
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (NATL-RE) (BBB/Baa1)
1,650,000	5.000	09/01/17	1,840,426
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,264,836
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	532,370

The accompanying notes are an integral part of these financial statements.	51

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2011

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
$ 400,000	5.500%	09/01/15	$454,336
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (AGM) (NR/Aa2)
70,000	5.500	09/01/16	70,000
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/WR)
680,000	5.250	09/01/14	707,690
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,143,630
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA+/NR)
1,500,000	5.000	11/01/32	1,560,585
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
820,000	5.250	12/01/38	840,926
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	207,314
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
360,000	3.000	09/01/12	367,726
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(b)
500,000	5.000	02/01/12	505,860
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,367,317
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000	06/01/16	613,447
1,000,000	5.000	06/01/23	1,140,170
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	342,051
475,000	5.000	06/01/24	539,125
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
2,560,000	3.000	12/15/16	2,712,192
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)
1,000,000	5.000	10/01/19	1,063,920
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,129,250

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
$1,595,000	5.000%	09/01/21	$1,701,737
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,605,662
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
1,000,000	5.250	09/01/17	1,170,110
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA+/Aa2)
160,000	5.000	09/01/12	166,334

			72,442,898

Louisiana – 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,090,120

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
455,000	5.300	01/01/30	464,328

Ohio – 1.5%
Ohio State Higher Educational Facility Revenue Bonds (Kenyon College Project) (A+/A1)
1,500,000	5.000	07/01/41	1,519,170

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	595,447

Puerto Rico – 7.1%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/Baa1)
475,000	5.500	07/01/16	518,923
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA+/Aa3)
425,000	5.500	07/01/15	470,900
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A3)
500,000	6.250	07/01/13	537,605
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa1)
345,000	5.250	07/01/21	372,372
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,355,963

52	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
$1,000,000	5.250%	07/01/21	$1,081,560
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/A3)
1,625,000	5.250	07/01/40	1,639,511
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance – Government Facilities) Series l (BBB/Baa1)
1,000,000	5.250	07/01/33	1,001,890

			6,978,724

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (AA+/Aa3)
500,000	5.000	12/01/28	507,365

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	756,698

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $91,836,277)			$95,653,062

Short-term Investment(c) – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co.
$1,209,000	0.010%	11/01/11	$1,209,000
Maturity Value: $1,209,001
(Cost $1,209,000)

TOTAL INVESTMENTS – 98.5%
(Cost $93,045,277)			$96,862,062

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			1,478,226

NET ASSETS – 100.0%			$98,340,288

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on October 31, 2011. This agreement was fully collateralized by $1,235,000 U.S. Treasury Bills, 0.000%, due 12/29/11 with a market value of $1,234,980.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CIFG	—Insured by CIFG Assurance North America, Inc.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 10/31/11	AS OF 10/31/10

General Obligations	34.4%	39.1%
Education	12.7	8.2
Lease	12.2	13.7
Hospital	11.5	16.1
General	7.2	3.3
Transportation	5.6	3.3
Prerefunded/Escrow to Maturity	4.3	4.9
Power	4.1	4.3
Water/Sewer	2.8	4.0
Single Family Housing	1.1	1.9
Crossover	1.0	0.0
Student	0.4	0.0
Short-term Investment	1.2	0.9

TOTAL INVESTMENTS	98.5%	99.7%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2011

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (cost $86,844,467, $59,885,342, $47,429,451, $667,979,948, $124,737,971, $185,245,649, $253,173,416 and $93,045,277)	$96,355,993	$61,458,315	$55,902,063
Cash	—	687	—
Receivables:
Fund shares sold	818,961	9,544,674	483,781
Interest and dividends	74,037	117,358	23,154
Reimbursement from adviser	5,122	—	—
Other assets	5,201	2,150	2,643
Total Assets	97,259,314	71,123,184	56,411,641

Liabilities:
Due to custodian	187,666	—	26,743
Payables:
Investments purchased	—	—	—
Dividends and distributions	—	—	—
Advisory fees	59,582	16,445	34,412
Deferred trustee fees	47,358	29,933	20,414
Fund shares redeemed	29,747	—	4,917
Administrative fees	11,916	7,365	6,883
Accrued expenses	67,316	44,115	54,683
Total Liabilities	403,585	97,858	148,052

Net Assets:
Paid-in capital	91,296,806	79,467,381	44,657,532
Undistributed (distributions in excess of) net investment income (loss)	402,829	99,174	(14,011)
Accumulated net realized gain (loss)	(4,355,432)	(10,114,202)	3,147,456
Net unrealized gain	9,511,526	1,572,973	8,472,612
Net Assets	$96,855,729	$71,025,326	$56,263,589

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	3,789,956	3,353,598	1,716,404
Net asset value (net assets/shares outstanding)	$25.56	$21.18	$32.78

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$720,554,376	$128,873,356	$192,692,165	$263,640,738	$96,862,062
79,672	856	272	685	995

5,613,873	365,177	734,331	678,173	709,900
6,505,927	693,603	2,203,290	3,287,779	1,116,118
—	18,918	24,675	30,872	16,843
25,203	4,960	6,962	10,107	3,385
732,779,051	129,956,870	195,661,695	267,648,354	98,709,303

—	—	—	—	—

4,799,789	—	—	—	—
1,931,783	206,899	560,550	665,652	235,413
303,450	55,340	81,744	112,745	41,432
154,330	42,273	44,324	48,636	19,412
44,974	59,793	1,379	41,318	2,163
91,035	16,602	24,523	33,824	12,430
192,425	65,829	71,500	77,949	58,165
7,517,786	446,736	784,020	980,124	369,015

679,333,997	138,048,503	186,210,326	255,153,480	94,361,002
(1,983,389)	(1,032,800)	179,440	(54,825)	(51,305)
(4,663,771)	(11,640,954)	1,041,393	1,102,253	213,806
52,574,428	4,135,385	7,446,516	10,467,322	3,816,785
$725,261,265	$129,510,134	$194,877,675	$266,668,230	$98,340,288

35,575,530	7,135,923	10,037,464	13,544,808	5,103,062
$20.39	$18.15	$19.42	$19.69	$19.27

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2011

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$132	$107	$152
Dividends	1,924,899	1,705,741	656,656
Total Investment Income	1,925,031	1,705,848	656,808

Expenses:
Advisory fees	887,894	237,265	464,865
Administration fees	177,579	80,610	92,973
Shareowner servicing fees	126,730	18,981	48,878
Transfer Agent fees	77,176	43,777	54,206
Professional fees	39,113	25,603	27,366
Custody and accounting fees	35,914	38,089	37,686
Registration fees	21,462	19,727	20,426
Printing and mailing fees	9,532	4,049	5,094
Trustee fees	9,414	3,700	4,682
Other	20,153	10,515	11,280
Total Expenses	1,404,967	482,316	767,456
Less — expense reimbursements	(67,208)	(21,644)	—
Net Expenses	1,337,759	460,672	767,456
Net Investment Income (Loss)	587,272	1,245,176	(110,648)

Realized and unrealized gain (loss):
Net realized gain	5,761,452	8,796,497	4,859,446
Net change in unrealized gain (loss)	(1,509,994)	(2,801,984)	(1,960,569)
Net realized and unrealized gain (loss)	4,251,458	5,994,513	2,898,877
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,838,730	$7,239,689	$2,788,229

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$34,136,258	$3,494,879	$8,051,417	$11,059,286	$3,720,020
270,004	—	—	—	—
34,406,262	3,494,879	8,051,417	11,059,286	3,720,020

3,304,461	631,499	901,655	1,296,112	443,180
991,339	189,450	270,496	388,834	132,954
501,234	96,224	117,497	202,390	65,232
99,115	45,307	37,131	58,787	35,569
130,059	37,690	46,018	57,880	30,788
128,568	55,535	68,628	84,873	47,496
24,254	21,564	21,120	11,935	18,500
47,382	10,393	13,672	19,818	6,182
46,111	9,023	12,756	18,495	6,155
90,777	20,675	28,222	38,627	14,839
5,363,300	1,117,360	1,517,195	2,177,751	800,895
—	(258,582)	(254,894)	(363,225)	(180,457)
5,363,300	858,778	1,262,301	1,814,526	620,438
29,042,962	2,636,101	6,789,116	9,244,760	3,099,582

2,699,879	57,583	1,045,634	1,105,512	214,979
(457,788)	(1,412,087)	61,415	(791,875)	474,269
2,242,091	(1,354,504)	1,107,049	313,637	689,248
$31,285,053	$1,281,597	$7,896,165	$9,558,397	$3,788,830

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010
From Operations:
Net investment income (loss)	$587,272	$927,619	$1,245,176	$773,238
Net realized gain (loss)	5,761,452	5,759,676	8,796,497	(1,025,763)
Net change in unrealized gain (loss)	(1,509,994)	11,679,609	(2,801,984)	8,277,144
Net increase in net assets resulting from operations	4,838,730	18,366,904	7,239,689	8,024,619

Distributions to Shareholders:
From net investment income	(599,906)	(550,888)	(1,167,927)	(790,500)

From Share Transactions:
Proceeds from sales of shares	19,330,753	14,117,639	32,649,942	10,092,891
Reinvestment of distributions	243,853	231,828	228,594	159,149
Cost of shares redeemed	(46,524,739)	(23,120,014)	(17,856,591)	(31,176,821)
Net increase (decrease) in net assets resulting from share transactions	(26,950,133)	(8,770,547)	15,021,945	(20,924,781)
TOTAL INCREASE (DECREASE)	(22,711,309)	9,045,469	21,093,707	(13,690,662)

Net Assets:
Beginning of year	119,567,038	110,521,569	49,931,619	63,622,281
End of year	$96,855,729	$119,567,038	$71,025,326	$49,931,619
Undistributed (distributions in excess of) net investment income (loss)	$402,829	$908,501	$99,174	$21,925

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010

$(110,648)	$(122,286)	$29,042,962	$28,995,274
4,859,446	3,655,511	2,699,879	4,360,130
(1,960,569)	9,862,640	(457,788)	33,158,157
2,788,229	13,395,865	31,285,053	66,513,561

—	(73,820)	(29,689,773)	(29,868,886)

14,973,903	3,943,245	183,758,213	139,473,917
—	17,725	6,124,097	5,321,497
(14,878,726)	(12,674,320)	(114,911,103)	(103,304,905)
95,177	(8,713,350)	74,971,207	41,490,509
2,883,406	4,608,695	76,566,487	78,135,184

53,380,183	48,771,488	648,694,778	570,559,594
$56,263,589	$53,380,183	$725,261,265	$648,694,778
$(14,011)	$(16,259)	$(1,983,389)	$(2,191,385)

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010
From Operations:
Net investment income	$2,636,101	$3,167,816	$6,789,116	$6,281,136
Net realized gain	57,583	61,822	1,045,634	2,425,189
Net change in unrealized gain (loss)	(1,412,087)	2,783,401	61,415	4,152,801
Net increase in net assets resulting from operations	1,281,597	6,013,039	7,896,165	12,859,126

Distributions to Shareholders:
From net investment income	(3,618,802)	(3,849,938)	(6,753,520)	(6,266,632)
From net realized gains	—	—	(2,394,933)	(422,586)
Total distributions to shareholders	(3,618,802)	(3,849,938)	(9,148,453)	(6,689,218)

From Share Transactions:
Proceeds from sales of shares	44,666,035	64,398,029	42,031,800	46,150,365
Reinvestment of distributions	1,127,531	1,160,258	654,816	222,529
Cost of shares redeemed	(46,968,512)	(40,679,699)	(38,454,002)	(24,523,400)
Net increase (decrease) in net assets resulting from share transactions	(1,174,946)	24,878,588	4,232,614	21,849,494
TOTAL INCREASE (DECREASE)	(3,512,151)	27,041,689	2,980,326	28,019,402

Net Assets:
Beginning of year	133,022,285	105,980,596	191,897,349	163,877,947
End of year	$129,510,134	$133,022,285	$194,877,675	$191,897,349
Undistributed (distributions in excess of) net investment income	$(1,032,800)	$(482,801)	$179,440	$139,843

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010	For the Fiscal Year Ended October 31, 2011	For the Fiscal Year Ended October 31, 2010

$9,244,760	$8,420,634	$3,099,582	$2,646,896
1,105,512	507,154	214,979	654,148
(791,875)	4,912,633	474,269	727,425
9,558,397	13,840,421	3,788,830	4,028,469

(9,211,723)	(8,414,142)	(3,087,707)	(2,647,292)
(521,922)	(336,038)	(653,556)	(242,550)
(9,733,645)	(8,750,180)	(3,741,263)	(2,889,842)

57,327,275	80,752,601	26,598,454	21,235,888
1,259,859	913,400	548,763	303,525
(57,541,656)	(50,644,920)	(12,921,425)	(14,488,676)
1,045,478	31,021,081	14,225,792	7,050,737
870,230	36,111,322	14,273,359	8,189,364

265,798,000	229,686,678	84,066,929	75,877,565
$266,668,230	$265,798,000	$98,340,288	$84,066,929
$(54,825)	$(90,575)	$(51,305)	$(64,263)

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2011	$24.73	$0.13	(c)	$0.82	$0.95	$(0.12)	$—	$(0.12)
2010	21.24	0.19	(d)	3.41	3.60	(0.11)	—	(0.11)
2009(e)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)
2007	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)

VALUE FUND
For the Fiscal Years Ended October 31,
2011	$18.91	$0.48		$2.24	$2.72	$(0.45)	$—	$(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(e)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)
2007	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.13 per share and 0.56% of average net assets.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$25.56	3.84%	$96,856	1.13%	1.19%	0.50	%(c)	43%
24.73	16.98	119,567	1.13	1.24	0.82	(d)	46
21.24	15.55	110,522	1.13	1.20	0.52		39
18.44	(35.82)	111,319	1.11	1.11	0.18		43
29.11	14.04	223,441	1.13	1.14	0.15		70

$21.18	14.51%	$71,025	0.86%	0.90%	2.32%		116%
18.91	13.88	49,932	1.20	1.26	1.24		47
16.81	5.19	63,622	1.20	1.22	1.98		61
16.31	(36.04)	64,726	1.14	1.14	1.74		45
29.02	8.11	141,455	1.13	1.13	1.25		55

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2011	$31.24	$(0.06	)(c)	$1.60	$1.54	$—	$—	$—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(d)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01		(13.72)	(13.71)	—	(2.76)	(2.76)
2007	33.61	(0.11)		4.14	4.03	—	(0.04)	(0.04)

BOND FUND
For the Fiscal Years Ended October 31,
2011	$20.35	$0.89		$0.06	$0.95	$(0.91)	$—	$(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(d)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85		(1.07)	(0.22)	(0.88)	—	(0.88)
2007	18.12	0.82		0.31 (e)	1.13	(0.86)	—	(0.86)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(e)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received.

(f)	Total return reflects the impact of payments received for class action settlements received. Excluding such payments, the total return would have been 5.31%.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$32.78	4.93%	$56,264	1.24%	1.24%	(0.18	)%(c)	46%
31.24	30.08	53,380	1.33	1.33	(0.24)		45
24.06	19.76	48,771	1.33	1.33	0.12		58
21.13	(39.07)	40,444	1.21	1.21	0.02		57
37.60	12.01	100,357	1.18	1.18	(0.32)		65

$20.39	4.80%	$725,261	0.81%	0.81%	4.39%		26%
20.35	11.46	648,695	0.83	0.83	4.75		26
19.17	17.00	570,560	0.81	0.81	5.23		22
17.29	(1.37)	495,168	0.79	0.79	4.62		9
18.39	6.37 (f)	537,430	0.82	0.82	4.50		23

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT-TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2011	$18.48	$0.38	$(0.19)	$0.19	$(0.52)	$—	$(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(c)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)
2007	17.56	0.69	0.16	0.85	(0.76)	—	(0.76)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2011	$19.50	$0.71	$0.16	$0.87	$(0.71)	$(0.24)	$(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(c)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)
2007	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$18.15	1.07%	$129,510	0.68%	0.88%	2.09%	27%
18.48	5.04	133,022	0.68	0.89	2.60	28
18.16	7.85	105,981	0.68	0.93	3.14	25
17.53	3.60	78,455	0.68	0.90	3.68	30
17.65	4.97	87,511	0.68	0.90	3.91	15

$19.42	4.73%	$194,878	0.70%	0.84%	3.76%	44%
19.50	7.43	191,897	0.70	0.86	3.49	46
18.84	10.89	163,878	0.70	0.85	3.77	27
17.82	(1.47)	136,575	0.70	0.82	3.76	45
18.83	2.81	145,265	0.70	0.83	3.78	42

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2011	$19.70	$0.69	$0.03	$0.72	$(0.69)	$(0.04)	$(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(c)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)
2007	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2011	$19.32	$0.66	$0.10	$0.76	$(0.66)	$(0.15)	$(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(c)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)
2007	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.69	3.77%	$266,668	0.70%	0.84%	3.57%	15%
19.70	5.72	265,798	0.70	0.84	3.37	19
19.30	9.54	229,687	0.70	0.83	3.50	10
18.27	0.10	169,838	0.70	0.81	3.63	7
19.01	2.77	148,824	0.68	0.82	3.74	21

$19.27	4.09%	$98,340	0.70%	0.90%	3.50%	14%
19.32	5.15	84,067	0.70	0.94	3.31	23
19.05	10.33	75,878	0.70	0.93	3.38	16
17.90	0.01	68,986	0.70	0.90	3.46	13
18.58	2.82	69,270	0.68	0.92	3.55	18

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2011

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank (“Commerce Bank”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations.

In addition, distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code, applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2011

3. FAIR VALUE OF INVESTMENTS (continued)

to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of October 31, 2011:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$96,355,993	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$58,554,315	$—	$—
Short-term Investment	—	2,904,000	—
Total	$58,554,315	$2,904,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$55,902,063	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$75,778,234	$—
Municipal Bond Obligations	—	86,615,423	—
Mortgage-Backed Obligations	—	196,745,092	—
Corporate Obligations	—	215,495,826	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	14,796,408	104,662,831	—
Government Guarantee Obligations	—	3,028,548	—
Investment Company	5,278,014	—	—
Short-term Investment	—	18,154,000	—
Total	$20,074,422	$700,479,954	$—

COMMERCE FUNDS

3. FAIR VALUE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,127,220	$—
Mortgage-Backed Obligations	—	31,911,337	—
Government Guarantee Obligations	—	5,112,008	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	16,043,740	69,325,051	—
Short-term Investment	—	3,354,000	—
Total	$16,043,740	$112,829,616	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$187,952,165	$—
Short-term Investment	—	4,740,000	—
Total	$—	$192,692,165	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$261,134,738	$—
Short-term Investment	—	2,506,000	—
Total	$—	$263,640,738	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$95,653,062	$—
Short-term Investment	—	1,209,000	—
Total	$—	$96,862,062	$—

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.75% for the Growth and MidCap Growth Funds and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Effective March 1, 2011, the Adviser entered into a Fee Reduction Agreement to reduce the Value Fund’s contractual advisory fee annual rate from 0.75% to 0.30%. The effective advisory fee for the Value Fund for the fiscal year ended October 31, 2011 was 0.44%.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2011

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions for all Funds (other than the Mid Cap Growth Fund)) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70% (effective March 1, 2011), 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Prior to March 1, 2011, the Adviser had contractually agreed to waive fees and/or reimburse expenses to 1.20% for the Value Fund. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2011.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the fiscal year ended October 31, 2011, Commerce Bank has received $711,645 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2011, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$50,259,440	$—	$77,157,765
Value	—	64,045,908	—	61,062,648
MidCap Growth	—	27,757,973	—	27,941,431

COMMERCE FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Bond	$46,276,011	$183,381,595	$71,043,006	$98,794,148
Short-Term Government	22,526,771	10,725,375	24,708,948	8,187,306
National Tax-Free Intermediate Bond	—	78,359,506	—	81,804,985
Missouri Tax-Free Intermediate Bond	—	39,145,058	—	41,424,175
Kansas Tax-Free Intermediate Bond	—	24,572,797	—	12,308,939

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$599,906	$1,167,927	$—	$29,689,773

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,618,802	$760,068	$128,331	$111,773
Net long-term capital gains	—	1,647,435	401,927	542,847
Total taxable distributions	$3,618,802	$2,407,503	$530,258	$654,620
Total tax-exempt income distributions	$—	$6,740,950	$9,203,387	$3,086,643

The tax character of distributions paid during the fiscal year ended October 31, 2010 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$550,888	$790,500	$73,820	$29,868,886

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$3,849,938	$460,081	$165,999	$69,344
Net long-term capital gains	—	—	177,155	175,592
Total taxable distributions	$3,849,938	$460,081	$343,154	$244,936
Total tax-exempt income distributions	$—	$6,229,137	$8,407,026	$2,644,906

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2011

6. TAX INFORMATION (continued)

As of October 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$424,744	$119,266	$—	$2,189,154
Undistributed long-term capital gains	—	—	3,152,007	—
Total undistributed earnings	$424,744	$119,266	$3,152,007	$2,189,154
Capital loss carryforward	(4,097,268)	(9,342,841)	—	(4,663,771)
Timing differences (distributions payable, deferred compensation)	(21,915)	(20,093)	(14,011)	(2,042,453)
Unrealized gains (losses) — net	9,253,362	801,613	8,468,061	50,444,338
Total accumulated gains (losses) — net	$5,558,923	$(8,442,055)	$11,606,057	$45,927,268

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$222,514	$70,887	$—	$—
Undistributed tax-exempt income	—	696,043	608,998	178,365
Undistributed long-term capital gains	—	970,506	1,102,255	213,806
Total undistributed earnings	$222,514	$1,737,436	$1,711,253	$392,171
Capital loss carryforward	(11,640,954)	—	—	—
Timing differences (distributions payable, deferred compensation)	(221,108)	(580,465)	(690,500)	(244,925)
Unrealized gains (losses) — net	3,101,179	7,510,378	10,493,997	3,832,040
Total accumulated gains (losses) — net	$(8,538,369)	$8,667,349	$11,514,750	$3,979,286

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward:(1)(2)
Expiring 2012	$—	$—	$—	$(546,585)
Expiring 2013	—	—	—	(540,238)
Expiring 2014	—	—	—	(3,576,948)
Expiring 2017	(4,097,268)	(8,007,346)	—	—
Expiring 2018	—	(1,335,495)	—	—
Total capital loss carryforward:	$(4,097,268)	$(9,342,841)	$—	$(4,663,771)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:(1)
Expiring 2012	$(3,771,248)	$—	$—	$—
Expiring 2013	(2,538,488)	—	—	—
Expiring 2014	(2,653,199)	—	—	—
Expiring 2015	(1,094,544)	—	—	—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Total capital loss carryforward:	$(11,640,954)	$—	$—	$—

(1)	Expiration occurs on October 31 of the year indicated. The Short-Term Government Fund had a capital loss carry forward of $2,174,462 that expired in the current fiscal year.

(2)	The Growth, Value, Midcap Growth, and Bond Funds utilized $6,078,895, $8,485,365, $1,696,833, and $1,845,072, respectively of capital losses in the current fiscal year.

COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of October 31, 2011, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$87,102,631	$60,656,702	$47,434,002	$670,110,038
Gross unrealized gain	15,983,857	2,509,589	10,956,616	57,086,400
Gross unrealized loss	(6,730,495)	(1,707,976)	(2,488,555)	(6,642,062)
Net unrealized security gain	$9,253,362	$801,613	$8,468,061	$50,444,338

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$125,772,177	$185,181,787	$253,146,741	$93,030,022
Gross unrealized gain	3,779,266	7,745,347	10,759,406	3,925,594
Gross unrealized loss	(678,087)	(234,969)	(265,409)	(93,554)
Net unrealized security gain	$3,101,179	$7,510,378	$10,493,997	$3,832,040

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of market discount accretion and premium amortization.

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds and result primarily from expired capital capital loss carryforward, underlying fund investments, net operating losses, and the differences in tax treatment relating to the recognition of income and gains (losses) of certain bonds.

Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Distributions in Excess of) Net investment Income (loss)
Growth	$—	$493,038	$(493,038)
Value	—	—	—
MidCap Growth	(112,896)	—	112,896
Bond	—	(854,807)	854,807
Short-Term Government	(2,174,462)	1,741,760	432,702
National Tax-Free Intermediated Bond	—	(4,001)	4,001
Missouri Tax-Free Intermediate Bond	—	(2,713)	2,713
Kansas Tax-Free Intermediate Bond	—	(1,083)	1,083

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2011

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Mid-Cap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage and asset-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	738,204	$19,330,753	616,040	$14,117,639
Reinvestment of distributions	9,336	243,853	9,915	231,828
Shares redeemed	(1,792,684)	(46,524,739)	(995,250)	(23,120,014)
Net Decrease	(1,045,144)	$(26,950,133)	(369,295)	$(8,770,547)

	Value Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	1,559,757	$32,649,942	564,117	$10,092,891
Reinvestment of distributions	11,275	228,594	8,717	159,149
Shares redeemed	(857,671)	(17,856,591)	(1,717,652)	(31,176,821)
Net Increase (Decrease)	713,361	$15,021,945	(1,144,818)	$(20,924,781)

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	442,467	$14,973,903	141,993	$3,943,245
Reinvestment of distributions	—	—	660	17,725
Shares redeemed	(434,743)	(14,878,726)	(461,310)	(12,674,320)
Net Increase (Decrease)	7,724	$95,177	(318,657)	$(8,713,350)

	Bond Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	9,116,333	$183,758,213	7,088,103	$139,473,917
Reinvestment of distributions	303,705	6,124,097	269,514	5,321,497
Shares redeemed	(5,725,418)	(114,911,103)	(5,232,442)	(103,304,905)
Net Increase	3,694,620	$74,971,207	2,125,175	$41,490,509

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2011

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	2,449,575	$44,666,035	3,529,360	$64,398,029
Reinvestment of distributions	61,851	1,127,531	63,425	1,160,258
Shares redeemed	(2,574,038)	(46,968,512)	(2,229,565)	(40,679,699)
Net Increase (Decrease)	(62,612)	$(1,174,946)	1,363,220	$24,878,588

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	2,217,817	$42,031,800	2,410,272	$46,150,365
Reinvestment of distributions	34,698	654,816	11,631	222,529
Shares redeemed	(2,057,207)	(38,454,002)	(1,279,385)	(24,523,400)
Net Increase	195,308	$4,232,614	1,142,518	$21,849,494

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	2,975,994	$57,327,275	4,142,096	$80,752,601
Reinvestment of distributions	65,124	1,259,859	46,781	913,400
Shares redeemed	(2,988,214)	(57,541,656)	(2,595,547)	(50,644,920)
Net Increase	52,904	$1,045,478	1,593,330	$31,021,081

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2011		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	1,409,188	$26,598,454	1,107,510	$21,235,888
Reinvestment of distributions	29,057	548,763	15,826	303,525
Shares redeemed	(686,509)	(12,921,425)	(756,113)	(14,488,676)
Net Increase	751,736	$14,225,792	367,223	$7,050,737

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedules of investments, as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 22, 2011

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2011 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 through October 31, 2011.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/11	Ending Account Value 10/31/11		Expenses Paid for the 6 months ended 10/31/11*	Beginning Account Value 5/1/11	Ending Account Value 10/31/11		Expenses Paid for the 6 months ended 10/31/11*	Beginning Account Value 5/1/11	Ending Account Value 10/31/11		Expenses Paid for the 6 months ended 10/31/11*	Beginning Account Value 5/1/11	Ending Account Value 10/31/11		Expenses Paid for the 6 months ended 10/31/11*
	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$913.50		$5.45	$1,000.00	$963.30		$3.46	$1,000.00	$879.30		$5.97	$1,000.00	$1,036.30		$4.16
Hypothetical 5% return	1,000.00	1,019.51	+	5.75	1,000.00	1,021.68	+	3.57	1,000.00	1,018.87	+	6.41	1,000.00	1,021.12	+	4.13
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,009.80		$3.44	$1,000.00	$1,058.20		$3.63	$1,000.00	$1,043.10		$3.60	$1,000.00	$1,046.00		$3.61
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.57

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2011. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.26	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.81	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Board of Trustees (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; provided that the Board, in its discretion, may vote to continue the service of any Trustee past the age of 75 years, or (d) the Trust terminates. The Trust does not have procedures in place to accept nominations of Trustees by shareowners. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
John Eric Helsing c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 11/6/33	Trustee*	17 years	Retired. Former Professor and Chairman, Department of Business Administration and Economics of William Jewell College. Former lecturer at William Jewell College.	8	None

David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/27/43	Lead Independent Trustee	17 years	Professor and Senior Fellow, Spiro Center for Entrepreneurial Leadership, Clemson University, since August 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, July 1996 to July 2004.	8	Director, Great Plains Energy Inc. since 1994.

Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 10/6/47	Trustee	8 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology) since 2004; Director, NPC International Inc. (restaurant business) since 2006.

James M. Snowden, Jr c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 6/5/43	Trustee	Less than a year	Executive Vice President Huntleigh Securities Corporation since 1995	8	None

*Mr.

Helsing retired as a Trustee on December 1, 2010 and was elected as a non-voting Trustee emeritus by the Board on November 18, 2010. Mr. Helsing retired as a non-voting Trustee emeritus on November 15, 2011.

COMMERCE FUND

Trustees and Officers (Unaudited) (continued)

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
*Martin E. Galt III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 DOB: 1/6/42	Chairman and Trustee	8 years	Retired. Chairman, The Commerce Trust Company, September, 2004 to October 31, 2010. President, Investment Products, TIAA-CREF, January 1999 to October 2003. Executive Vice President, Bank of America (f/k/a NationsBank), 1997 to 2000.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/17/60	President	4 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; President of The Commerce Funds, since May 2008; Vice President and Business Manager for The Commerce Funds, from December 1998 to May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 3/8/77	Vice President, Chief Compliance Officer, Secretary and Anti-Money Laundering Officer	5 years	Chief Compliance Officer of the Trust, since 2007. Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007. Senior Audit Analyst, Commerce Bank, September 2001 to January 2007.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 DOB: 4/18/67	Assistant Vice President	3 years	Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc. and The Commerce Funds, since November 2008; Assistant Vice President and Trust Operations Manager, The Commerce Trust Company, December 1998 to July 2008.

*

Mr. Galt is an interested person of the Trust because he is the former Chairman of The Commerce Trust Company, an affiliate of the Adviser and the Trust, and because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc.

(1)	The “Fund Complex” consists of the Trust.

(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

COMMERCE FUND

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott McHugh Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 9/13/71	Treasurer	4 years	Vice President, Goldman Sachs Asset Management, Global Funds Services Group, since February 2007. Treasurer, Goldman Sachs Mutual Fund Complex, since October 2009. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2007 to October 2009. Director, DWS Scudder, 2005 to February 2007. Assistant Treasurer DWS Scudder Funds, 2005 to February 2007. Vice President, DWS Scudder, 2002 to 2005.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 1/25/58	Chief Accounting Officer	4 years	Vice President, Goldman, Sachs & Co., since July 2000. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 DOB: 3/3/62	Assistant Treasurer	12 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992.

Patricia Meyer Goldman, Sachs & Co. 200 West Street New York, NY 10282 DOB: 1/30/74	Assistant Secretary	2 years	Vice President and Associate General Counsel, Goldman, Sachs & Co., since 2008; Vice President and Assistant General Counsel, Goldman, Sachs & Co., since 2006-2008; Associate, Simpson Thacher & Bartlett, LLP 2000-2006.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUND

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

The Commerce Funds (continued)

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2011, 100% of the dividends paid from net investment company taxable income by the Growth and Value Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2011, the Growth and Value Funds designate 100% of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds designate $1,647,435, $401,927, and $542,847 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2011.

During the year ended October 31, 2011, 99.81%, 99.91%, and 99.96%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2011, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR CO-ADMINISTRATOR

Commerce Investment Advisors, Inc. Goldman Sachs Asset Management, L.P. 922 Walnut Street 200 West Street 4th Floor New York, New York 10282 Kansas City, Missouri 64106

INDEPENDENT REGISTERED CUSTODIAN/ACCOUNTING AGENT PUBLIC ACCOUNTING FIRM

State Street Bank & Trust Company KPMG LLP

1 Lincoln Street Two Financial Center Boston, Massachusetts 02111 60 South St.

Boston, MA 02111

TRANSFER AGENT

Boston Financial Data Services, Inc. LEGAL COUNSEL

330 W. 9th Drinker Biddle & Reath LLP 4th Floor One Logan Square Kansas City, Missouri 64105 Suite 2000

Philadelphia, Pennsylvania 19103-6996

DISTRIBUTOR

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i)

without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds’ investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, Chairman

David L. Bodde, Lead Independent Trustee

Charles W. Peffer James M. Snowden, Jr.

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Officer and Secretary Jeffrey Bolin, Assistant Vice President Peter W. Fortner, Chief Accounting Offi cer

Scott McHugh, Treasurer Philip V. Giuca Jr., Assistant Treasurer

Patricia Meyer, Assistant Secretary

922 Walnut Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5041

commerce funds 12/11

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $117,400 and $113,980 for fiscal years ended October 31, 2011 and 2010, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $34,610 and $33,600 for the fiscal years ended October 31, 2011 and 2010, respectively. Tax fees for the fiscal years ended October 31, 2011 and 2010 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $335,400 and $264,249 for the fiscal years ended October 31, 2011 and 2010, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 5, 2012

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 5, 2012